                                     SCHWAB

                          MARKETMANAGER PORTFOLIOS(R)

                                October 31, 2001

                                 Annual Report

[BUSINESS PHOTO]

                                GROWTH PORTFOLIO

                               BALANCED PORTFOLIO

                              SMALL CAP PORTFOLIO

                            INTERNATIONAL PORTFOLIO

                                                                   [SCHWAB LOGO]

SCHWAB
MARKET MANAGER
PORTFOLIOS (R)

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

The events of September 11, 2001 will weigh on our minds for years to come. Amid the nation's uncertainties, a few things remain clear. We must continue to reach out and help the distressed, offer support, and take steps to rebuild and create the best possible future for generations to come. It's also clear that America remains strong, as do its institutions. While the nation's financial system has been deeply affected, the system's foundation is strong.

The message for investors remains consistent: the basic rules of investing still apply. Just as in the past, a long-term strategy and a diversified portfolio are still the most important factors in achieving your financial future. By investing in SchwabFunds(R), you have already taken an important step in building a portfolio that can help you achieve your financial goals. Thank you for the trust you've placed in SchwabFunds.

Sincerely,

/s/Charles Schwab
------------------
Charles Schwab



ANNUAL REPORT

November 1, 2000 - October 31, 2001

     1    Market Overview

     5    Growth Portfolio
          During the report period, market leadership noticeably shifted from growth to value.

     14   Balanced Portfolio
          The portfolio's exposure to fixed income helped to offset some of the declines in the equity markets.

     23   Small Cap Portfolio
          Small company stocks outperformed their large company counterparts in both the growth and value categories.

     32   International Portfolio
          In a year full of volatility and uncertainty, stocks were down worldwide across virtually all sectors.

     40   Financial Notes

     44   How To Read This Report

          SUBJECT TO SEC APPROVAL, ALL SCHWABFUNDS WILL SOON BE ABLE TO BORROW CASH FROM, AND LEND CASH TO, EACH OTHER. THIS SHOULD ALLOW THE SCHWABFUNDS TO LOWER BORROWING COSTS AND EARN MORE INTEREST THAN THEY OTHERWISE WOULD.

MARKET OVERVIEW

ECONOMY SLIDES INTO RECESSION, EXACERBATED BY TERRORIST ATTACKS.

Ten remarkable years of nearly nonstop growth came to a close as a recession emerged in 2001. Traditionally, a recession is defined as two calendar quarters in a row of decline in the nation's Gross Domestic Product (GDP; see chart, page
2). While Q3 saw negative growth and Q4 is expected to be negative as well, the National Bureau of Economic Research, a widely recognized independent panel, declared in November that the U.S. fell into a recession in March. Equity markets, already well below the all-time highs posted in early 2000, continued to flounder, and in spite of several strong rallies, ended the report period with substantial negative returns. Responding to economic and market weakness, the Federal Reserve Board (the Fed) lowered interest rates aggressively, making ten cuts during the first eleven months of 2001. During this time, the Fed Funds Rate was reduced from 6.5% to 2.0%. Because the main effects of a rate cut typically are not felt until about six months later, it is not yet clear how much stimulus the most recent cuts will provide. In the meantime, the economy must contend not only with a recession but also with the significant costs and uncertainty generated by the September 11 events.

-------------------------------------------------------------------------------

ASSET CLASS PERFORMANCE COMPARISON    % returns during the report period

This graph compares the performance of various asset classes during the report period.

[LINE GRAPH]

                       Lehman                                Russell
                      Aggregate                              2000 (R)
                        Bond                                Small-Cap
                        Index       MSCI EAFE (R) Index       Index     S&P 500 (R) Index  3 Month T-Bill
      10/31/00             0                   0                   0             0                 0
       11/3/00          -0.1                 2.3                2.04         -0.19              0.05
      11/10/00           0.1                0.09               -3.32         -4.44              0.16
      11/17/00          0.54               -1.43               -2.92         -4.32              0.28
      11/24/00          0.84               -4.13               -5.09         -6.14              0.39
       12/1/00           1.4                -2.5               -8.08         -7.86              0.51
       12/8/00          2.35               -1.31               -3.58         -4.03              0.65
      12/15/00          3.12               -2.34               -7.77         -8.07              0.77
      12/22/00          3.79               -3.45               -6.76          -8.5              1.01
      12/29/00          3.53               -0.54               -2.56         -7.42              1.04
        1/5/01          4.95               -0.35               -6.67         -8.96               1.3
       1/12/01           3.9               -2.07               -2.08         -7.56              1.35
       1/19/01          4.52               -1.26                -1.6         -5.86              1.45
       1/26/01          4.44                -1.8                0.54         -4.99              1.56
        2/2/01          5.21               -1.58                1.04          -5.3              1.66
        2/9/01          5.31               -4.52                0.28         -7.74              1.74
       2/16/01          5.04               -5.83                2.69         -8.67              1.84
       2/23/01          5.21               -8.98               -3.62        -12.58              1.95
        3/2/01          5.93               -8.76               -3.72        -13.29              2.04
        3/9/01          6.22               -7.99               -4.35        -13.34              2.15
       3/16/01          6.96               -15.3              -10.74        -19.16              2.26
       3/23/01          6.99              -16.15              -10.42        -19.91              2.37
       3/30/01          6.66               -14.5                -8.9        -18.39              2.47
        4/6/01          7.06              -13.27              -12.08        -20.64              2.62
       4/13/01          6.14              -11.68               -7.94        -16.76              2.66
       4/20/01          6.13               -9.62               -5.56        -12.58               2.8
       4/27/01          6.13               -9.06               -2.04        -11.87              2.85
        5/4/01          7.09               -8.11                -0.2        -10.85              2.95
       5/11/01          5.89               -9.38               -1.28        -12.32              3.01
       5/18/01          6.55               -9.14                2.58         -9.06              3.13
       5/25/01          6.26              -10.06                3.08        -10.05               3.2
        6/1/01          7.07              -12.46                 1.7        -11.12              3.26
        6/8/01          7.21               -12.2                3.74        -10.82              3.33
       6/15/01          7.81              -14.97                0.43        -14.38              3.43
       6/22/01          8.41              -15.66               -0.87         -13.6               3.5
       6/29/01          7.27              -15.93                4.12        -13.61              3.56
        7/6/01           7.6              -18.99                  -2           -16              3.63
       7/13/01          8.18              -18.49               -0.53        -14.22              3.69
       7/20/01          8.98              -18.77               -0.91        -14.57              3.78
       7/27/01          9.31              -18.94               -1.48        -14.93              3.84
        8/3/01          9.16              -16.54               -1.02        -14.25               3.9
       8/10/01          9.85              -18.52               -3.36        -15.95              3.99
       8/17/01         10.36              -18.06                -3.3        -17.94              4.06
       8/24/01         10.29              -17.06               -2.24        -16.32              4.12
       8/31/01         10.91              -19.72                -4.7        -19.81              4.19
        9/7/01         11.06              -23.81               -9.44        -23.19              4.28
       9/14/01         10.92              -28.63              -10.31        -22.72               4.3
       9/21/01          11.5              -33.65              -22.87        -31.68              4.58
       9/28/01          12.2              -27.96              -17.53        -26.29              4.61
       10/5/01         12.21              -26.78              -17.53        -26.31              4.61
      10/12/01         12.37              -23.61              -12.66        -22.72              4.72
      10/19/01         12.91              -25.42              -13.24           -24              4.77
      10/26/01          13.4              -23.05              -10.59         -21.8              4.81
      10/31/01         14.56              -24.93               -12.7         -24.9              4.84

S&P 500 (R) INDEX: measures U.S. large-cap stocks

RUSSELL (R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE (R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

THREE-MONTH U. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab)

MARKET OVERVIEW Continued

-------------------------------------------------------------------------------
Unemployment rose from May to October, 2001, setting the stage for aggressive policy actions.
-------------------------------------------------------------------------------
                                             Source: Bureau of Labor Statistics.

SIGNS OF DOWNTURN WIDESPREAD; JOBLESS RATE HIGHEST SINCE 1996.

Most areas of the economy have been affected by the downturn. During the third quarter of 2001, business spending on equipment and software fell by $32 billion and business inventories dropped $50 billion. A bright spot was consumer spending, which rose 1.2% for the third quarter. Even so, this was only half the amount posted just three months earlier.

[PHOTO MAN WRITING]

After falling so low in 2000 that many feared the return of inflation, the U.S. unemployment rate began rising rapidly. By the end of the report period, it was at 5.4%, its highest level since December 1996. October alone saw the loss of 415,000 jobs. Job losses have affected almost every industry, with manufacturing among the hardest hit.

On a positive note, the risk of inflation currently appears low. Employers continue to benefit from strong worker productivity, which has helped stabilize labor costs and consumer prices.

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy declined steadily during the past four quarters. In Q3 2001, real GDP posted its first negative performance since 1993, declining by an annualized rate of - 1.1%

[BAR CHART]


Q4 1991                   2.5
Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                   3.1
Q2 1999                   1.7
Q3 1999                   4.7
Q4 1999                   8.3
Q1 2000                   2.3
Q2 2000                   5.7
Q3 2000                   1.3
Q4 2000                   1.9
Q1 2001                   1.3
Q2 2001                   0.3
Q3 2001                  -1.1

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

-------------------------------------------------------------------------------
In the U.S., as well as overseas, stocks of all sizes posted negative returns for the period.
-------------------------------------------------------------------------------

STOCK PRICES CONTINUE TO FALL; BONDS BENEFIT FROM RATE CUTS.

The dramatic decline of equity markets that began in the last quarter of 2000 continued throughout the report period, leaving stocks firmly in bear market territory.

The biggest declines were in the technology sector, where the dot-com boom had driven market valuations to historic highs. As many Internet start-ups began to downsize or go under, the technology sector collapsed. The Nasdaq Composite Index lost more than a third of its value from January to April. By the end of the report period, markets regained the ground lost after September 11, but many industries, especially airlines, hotels and entertainment, remain weak.

The bond market, in contrast, continued to perform well. Bond prices benefited from the U.S. Treasury's decision to use part of the budget surplus to buy back its own bonds, which reduced the supply of Treasuries. This happened when stock market woes were causing many investors to shift assets into bonds, driving up demand. The Fed's interest rate cuts also helped push bond prices higher, although they pushed yields lower for money market investments.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment rose dramatically during the period, reaching its highest level since 1996. Reflecting widespread job cuts in 2001, the unemployment rate jumped from 3.9% in October 2000 to 5.4% in October 2001.

[LINE GRAPH]

     US Unemployment Rate

        Sep-91           6.9
        Oct-91             7
        Nov-91             7
        Dec-91           7.3
        Jan-92           7.3
        Feb-92           7.4
        Mar-92           7.4
        Apr-92           7.4
        May-92           7.6
        Jun-92           7.8
        Jul-92           7.7
        Aug-92           7.6
        Sep-92           7.6
        Oct-92           7.3
        Nov-92           7.4
        Dec-92           7.4
        Jan-93           7.3
        Feb-93           7.1
        Mar-93             7
        Apr-93           7.1
        May-93           7.1
        Jun-93             7
        Jul-93           6.9
        Aug-93           6.8
        Sep-93           6.7
        Oct-93           6.8
        Nov-93           6.6
        Dec-93           6.5
        Jan-94           6.8
        Feb-94           6.6
        Mar-94           6.5
        Apr-94           6.4
        May-94           6.1
        Jun-94           6.1
        Jul-94           6.3
        Aug-94             6
        Sep-94           5.8
        Oct-94           5.8
        Nov-94           5.6
        Dec-94           5.5
        Jan-95           5.6
        Feb-95           5.4
        Mar-95           5.3
        Apr-95           5.8
        May-95           5.8
        Jun-95           5.6
        Jul-95           5.6
        Aug-95           5.7
        Sep-95           5.6
        Oct-95           5.5
        Nov-95           5.7
        Dec-95           5.6
        Jan-96           5.6
        Feb-96           5.5
        Mar-96           5.6
        Apr-96           5.5
        May-96           5.6
        Jun-96           5.3
        Jul-96           5.5
        Aug-96           5.1
        Sep-96           5.2
        Oct-96           5.2
        Nov-96           5.3
        Dec-96           5.4
        Jan-97           5.3
        Feb-97           5.3
        Mar-97           5.1
        Apr-97             5
        May-97           4.7
        Jun-97             5
        Jul-97           4.7
        Aug-97           4.9
        Sep-97           4.7
        Oct-97           4.7
        Nov-97           4.6
        Dec-97           4.7
        Jan-98           4.5
        Feb-98           4.6
        Mar-98           4.6
        Apr-98           4.3
        May-98           4.3
        Jun-98           4.5
        Jul-98           4.5
        Aug-98           4.5
        Sep-98           4.5
        Oct-98           4.5
        Nov-98           4.4
        Dec-98           4.3
        Jan-99           4.3
        Feb-99           4.4
        Mar-99           4.2
        Apr-99           4.3
        May-99           4.2
        Jun-99           4.3
        Jul-99           4.3
        Aug-99           4.2
        Sep-99           4.2
        Oct-99           4.1
        Nov-99           4.1
        Dec-99           4.1
        Jan-00             4
        Feb-00           4.1
        Mar-00           4.1
        Apr-00           3.9
        May-00           4.1
        Jun-00             4
        Jul-00             4
        Aug-00           4.1
        Sep-00           3.9
        Oct-00           3.9
        Nov-00             4
        Dec-00             4
        Jan-01           4.2
        Feb-01           4.2
        Mar-01           4.3
        Apr-01           4.5
        May-01           4.4
        Jun-01           4.5
        Jul-01           4.5
        Aug-01           4.9
        Sep-01           4.9
        Oct-01           5.4

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 2.1% for the 12 months ended October 31, 2001. ECI rose 4.1% for the 12 months ended September 30, 2001 -- higher than expected, largely because of a surge in employment benefits costs.

[LINE GRAPH]

         Date            CPI           ECI
        Sep-91           3.4           4.3
        Oct-91           2.9           4.3
        Nov-91             3           4.3
        Dec-91           3.1           4.3
        Jan-92           2.6           4.3
        Feb-92           2.8           4.3
        Mar-92           3.2             4
        Apr-92           3.2             4
        May-92             3             4
        Jun-92           3.1           3.6
        Jul-92           3.2           3.6
        Aug-92           3.1           3.6
        Sep-92             3           3.5
        Oct-92           3.2           3.5
        Nov-92             3           3.5
        Dec-92           2.9           3.5
        Jan-93           3.3           3.5
        Feb-93           3.2           3.5
        Mar-93           3.1           3.5
        Apr-93           3.2           3.5
        May-93           3.2           3.5
        Jun-93             3           3.6
        Jul-93           2.8           3.6
        Aug-93           2.8           3.6
        Sep-93           2.7           3.6
        Oct-93           2.8           3.6
        Nov-93           2.7           3.6
        Dec-93           2.7           3.5
        Jan-94           2.5           3.5
        Feb-94           2.5           3.5
        Mar-94           2.5           3.2
        Apr-94           2.4           3.2
        May-94           2.3           3.2
        Jun-94           2.5           3.2
        Jul-94           2.8           3.2
        Aug-94           2.9           3.2
        Sep-94             3           3.2
        Oct-94           2.6           3.2
        Nov-94           2.7           3.2
        Dec-94           2.7             3
        Jan-95           2.8             3
        Feb-95           2.9             3
        Mar-95           2.9           2.9
        Apr-95           3.1           2.9
        May-95           3.2           2.9
        Jun-95             3           2.9
        Jul-95           2.8           2.9
        Aug-95           2.6           2.9
        Sep-95           2.5           2.7
        Oct-95           2.8           2.7
        Nov-95           2.6           2.7
        Dec-95           2.5           2.7
        Jan-96           2.7           2.7
        Feb-96           2.7           2.7
        Mar-96           2.8           2.8
        Apr-96           2.9           2.8
        May-96           2.9           2.8
        Jun-96           2.8           2.9
        Jul-96             3           2.9
        Aug-96           2.9           2.9
        Sep-96             3           2.8
        Oct-96             3           2.8
        Nov-96           3.3           2.8
        Dec-96           3.3           2.9
        Jan-97             3           2.9
        Feb-97             3           2.9
        Mar-97           2.8           2.9
        Apr-97           2.5           2.9
        May-97           2.2           2.9
        Jun-97           2.3           2.8
        Jul-97           2.2           2.8
        Aug-97           2.2           2.8
        Sep-97           2.2             3
        Oct-97           2.1             3
        Nov-97           1.8             3
        Dec-97           1.7           3.3
        Jan-98           1.6           3.3
        Feb-98           1.4           3.3
        Mar-98           1.4           3.3
        Apr-98           1.4           3.3
        May-98           1.7           3.3
        Jun-98           1.7           3.5
        Jul-98           1.7           3.5
        Aug-98           1.6           3.5
        Sep-98           1.5           3.7
        Oct-98           1.5           3.7
        Nov-98           1.5           3.7
        Dec-98           1.6           3.4
        Jan-99           1.7           3.4
        Feb-99           1.6           3.4
        Mar-99           1.7             3
        Apr-99           2.3             3
        May-99           2.1             3
        Jun-99             2           3.2
        Jul-99           2.1           3.2
        Aug-99           2.3           3.2
        Sep-99           2.6           3.1
        Oct-99           2.6           3.1
        Nov-99           2.6           3.1
        Dec-99           2.7           3.4
        Jan-00           2.7           3.4
        Feb-00           3.2           3.4
        Mar-00           3.7           4.3
        Apr-00             3           4.3
        May-00           3.1           4.3
        Jun-00           3.7           4.4
        Jul-00           3.7           4.4
        Aug-00           3.4           4.4
        Sep-00           3.5           4.3
        Oct-00           3.4           4.3
        Nov-00           3.4           4.3
        Dec-00           3.4           4.1
        Jan-01           3.7           4.1
        Feb-01           3.5           4.1
        Mar-01           2.9           4.1
        Apr-01           3.3           4.1
        May-01           3.6           4.1
        Jun-01           3.2           3.9
        Jul-01           2.7           3.9
        Aug-01           2.7           3.9
        Sep-01           2.6           4.1
        Oct-01           2.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.


Data source: Bloomberg L.P.

MARKET OVERVIEW Continued


LOOKING AHEAD: OUTLOOK STILL UNCLEAR IN WAKE OF ATTACKS.

The events of September 11 and their aftermath, including the war in Afghanistan, are certain to have a profound and lasting effect on our country and its economy and markets. Exactly what this effect is to be, however, cannot be fully known for some time.

Prior to the events of September 11, the economy was already contracting. Throughout the report period, the Fed has responded with interest rate cuts and indicated its willingness to make further cuts if necessary.



--------------------------------------------------------------------------------

The economic damage and disruption stemming from the attacks will likely reverberate for years.

--------------------------------------------------------------------------------

These factors still have bearing on any assessment of economic and investment prospects over the coming months. But the near-term outlook for the U.S. economy, which was anything but clear before the attacks, is only more clouded now. However, we have the fullest possible faith and confidence in the long-term outlook.


S&P 500(R) PRICE/EARNINGS RATIO (P/E)

Dollar-weighted average P/E for all stocks in the index

The earnings portion of the P/E ratio deteriorated during the period. Consequently, the P/E ratio increased rapidly, ending the period at 42.8--significantly above its 30-year average of 16.4.


[LINE CHART]

                    S&P 500 PE Ratio       S&P 500 P/E Ratio 30-Year Average
Sep-91                  19.98                            16.38
Oct-91                  20.37                            16.38
Nov-91                  20.99                            16.38
Dec-91                  22.89                            16.38
Jan-92                  23.03                            16.38
Feb-92                  25.78                            16.38
Mar-92                  25.51                            16.38
Apr-92                  26.03                            16.38
May-92                  25.22                            16.38
Jun-92                  25.23                            16.38
Jul-92                  26.08                            16.38
Aug-92                  24.22                            16.38
Sep-92                   24.7                            16.38
Oct-92                  24.64                            16.38
Nov-92                   23.8                            16.38
Dec-92                  24.31                            16.38
Jan-93                  24.29                            16.38
Feb-93                  24.44                            16.38
Mar-93                  23.48                            16.38
Apr-93                  22.92                            16.38
May-93                  22.96                            16.38
Jun-93                   22.9                            16.38
Jul-93                  22.91                            16.38
Aug-93                  24.21                            16.38
Sep-93                  23.77                            16.38
Oct-93                  24.04                            16.38
Nov-93                  22.52                            16.38
Dec-93                  22.95                            16.38
Jan-94                  22.98                            16.38
Feb-94                  21.17                            16.38
Mar-94                  20.34                            16.38
Apr-94                   20.1                            16.38
May-94                  20.16                            16.38
Jun-94                  19.77                            16.38
Jul-94                  18.63                            16.38
Aug-94                  18.91                            16.38
Sep-94                  18.32                            16.38
Oct-94                  17.51                            16.38
Nov-94                  16.56                            16.38
Dec-94                  16.98                            16.38
Jan-95                  16.05                            16.38
Feb-95                  16.22                            16.38
Mar-95                  16.47                            16.38
Apr-95                     16                            16.38
May-95                  16.45                            16.38
Jun-95                  16.77                            16.38
Jul-95                  16.61                            16.38
Aug-95                  16.18                            16.38
Sep-95                  16.85                            16.38
Oct-95                  16.18                            16.38
Nov-95                  17.86                            16.38
Dec-95                  17.41                            16.38
Jan-96                  18.29                            16.38
Feb-96                  18.57                            16.38
Mar-96                  18.94                            16.38
Apr-96                  19.16                            16.38
May-96                  19.48                            16.38
Jun-96                   19.3                            16.38
Jul-96                  18.31                            16.38
Aug-96                  18.62                            16.38
Sep-96                  19.73                            16.38
Oct-96                  19.59                            16.38
Nov-96                  21.06                            16.38
Dec-96                  20.77                            16.38
Jan-97                  20.52                            16.38
Feb-97                  20.95                            16.38
Mar-97                  19.87                            16.38
Apr-97                  20.23                            16.38
May-97                  21.45                            16.38
Jun-97                  22.44                            16.38
Jul-97                  23.99                            16.38
Aug-97                  22.74                            16.38
Sep-97                     24                            16.38
Oct-97                  22.84                            16.38
Nov-97                  24.12                            16.38
Dec-97                  24.53                            16.38
Jan-98                  25.03                            16.38
Feb-98                  26.49                            16.38
Mar-98                  27.98                            16.38
Apr-98                  26.69                            16.38
May-98                  26.15                            16.38
Jun-98                  27.27                            16.38
Jul-98                  26.94                            16.38
Aug-98                   22.9                            16.38
Sep-98                  24.35                            16.38
Oct-98                  28.07                            16.38
Nov-98                  30.31                            16.38
Dec-98                  32.15                            16.38
Jan-99                   33.9                            16.38
Feb-99                  32.64                            16.38
Mar-99                  33.92                            16.38
Apr-99                   33.9                            16.38
May-99                  32.74                            16.38
Jun-99                   34.7                            16.38
Jul-99                  31.31                            16.38
Aug-99                  31.21                            16.38
Sep-99                  30.39                            16.38
Oct-99                  30.41                            16.38
Nov-99                  30.65                            16.38
Dec-99                  32.53                            16.38
Jan-00                  29.78                            16.38
Feb-00                  28.59                            16.38
Mar-00                   31.5                            16.38
Apr-00                  29.41                            16.38
May-00                  28.82                            16.38
Jun-00                  29.31                            16.38
Jul-00                  28.94                            16.38
Aug-00                  30.35                            16.38
Sep-00                  28.64                            16.38
Oct-00                   27.5                            16.38
Nov-00                  25.42                            16.38
Dec-00                  25.39                            16.38
 1-Jan                  27.96                            16.38
 1-Feb                  25.32                            16.38
 1-Mar                   24.1                            16.38
 1-Apr                  28.14                            16.38
 1-May                  28.58                            16.38
 1-Jun                  28.77                            16.38
 1-Jul                  33.36                            16.38
 1-Aug                  31.32                            16.38
 1-Sep                  34.22                            16.38
 1-Oct                  42.76                            16.38

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data Source: Bloomberg L.P.

YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries

As the equity market and economy struggled, investors migrated to the security of Treasury bonds, driving prices up (and yields down) during the report period.


[LINE GRAPH]

                        10-year Treasuries         5 Year Treasuries
 8/31/98                      4.98                        4.8
 9/30/98                      4.42                       4.22
10/31/98                      4.61                       4.23
11/30/98                      4.71                       4.48
12/31/98                      4.65                       4.54
 1/31/99                      4.65                       4.55
 2/28/99                      5.29                       5.22
 3/31/99                      5.24                        5.1
 4/30/99                      5.35                       5.21
 5/31/99                      5.62                       5.58
 6/30/99                      5.78                       5.65
 7/31/99                       5.9                       5.79
 8/31/99                      5.97                       5.87
 9/30/99                      5.88                       5.75
10/31/99                      6.02                       5.96
11/30/99                      6.19                       6.11
12/31/99                      6.44                       6.34
 1/31/00                      6.67                       6.68
 2/29/00                      6.41                        6.6
 3/31/00                         6                       6.31
 4/30/00                      6.21                       6.54
 5/31/00                      6.27                       6.52
 6/30/00                      6.03                       6.19
 7/31/00                      6.03                       6.15
 8/31/00                      5.73                       5.97
 9/30/00                       5.8                       5.85
10/31/00                      5.75                       5.81
11/30/00                      5.47                       5.43
12/31/00                      5.11                       4.98
 1/31/01                      5.11                       4.77
 2/28/01                       4.9                       4.66
 3/31/01                      4.92                       4.56
 4/30/01                      5.34                       4.89
 5/31/01                      5.38                       4.91
 6/30/01                      5.41                       4.95
 7/31/01                      5.05                       4.53
 8/31/01                      4.83                       4.38
 9/30/01                      4.59                        3.8
10/31/01                      4.23                       3.48


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.


Data Source: Bloomberg L.P.

SCHWAB
GROWTH PORTFOLIO

[PHOTO OF JEFFREY MORTIMER]

     "Our shift away from growth stocks toward value stocks helped the portfolio's performance."

  Portfolio Manager
  Jeffrey Mortimer

JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.



TICKER SYMBOL                           SWOGX

[GRAPHIC]

                             INVESTMENT STYLE 1
MARKET CAP 1      VALUE          BLEND          GROWTH
LARGE              / /            /X/             / /
MEDIUM             / /            / /             / /
SMALL              / /            / /             / /

With an emphasis on stock investments, this fund could be appropriate for investors who seek long-term growth and can tolerate a greater degree of volatility.

THE PORTFOLIO SEEKS CAPITAL GROWTH.
--------------------------------------------------------------------------------
MANAGER'S PERSPECTIVE

SMALL-CAP VALUE STOCKS PERFORMED BETTER THAN MOST OTHER ASSET CLASSES DURING THE REPORT PERIOD. Large-cap growth stocks, the strongest part of the market for many years, were among the worst performing asset classes. The report period continued to mark a shift in market leadership, from growth style to value and from large-cap to small-cap. Our value holdings were among our best performers over the period. Oakmark Select, Berger Small Cap Value and Tweedy Browne Global Value continued to lead over their growth counterparts in their respective categories. 2

THE FUND REMAINED OVERWEIGHTED IN THE LARGE-CAP CATEGORY DURING MOST OF THE PERIOD. Small-cap and international holdings were close to, or slightly below, their neutral weightings. Overall, we favored value style funds over growth style funds through most of the report period, with the bulk of our value assets in the large-cap area.

AS OF THE END OF THE REPORT PERIOD, THE PORTFOLIO WAS AT ITS NEUTRAL WEIGHTING IN EQUITY MUTUAL FUNDS, UNDERWEIGHTED IN FIXED INCOME AND OVERWEIGHTED IN CASH. Within the equity component, relative to its neutral weighting, the portfolio was overweighted in large-cap stock value mutual funds, and underweighted in large-cap growth mutual funds, small-cap funds and international funds.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 10/31/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

GROWTH PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/01

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.

[BAR CHART]

                                                  Total Return
SINCE INCEPTION: 11/18/96
Portfolio 1                                              6.36%
S&P 500 Index                                            9.12%
Lehman Brothers U.S. Aggregate
Bond Index                                               7.89%
Growth Composite Index 2                                 5.82%
1 YEAR
Portfolio 1                                            -22.81%
S&P 500 Index                                          -24.90%
Lehman Brothers U.S. Aggregate
Bond Index                                              14.56%
Growth Composite Index 2                               -20.31%

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with similar investments in the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index.


                                     LEHMAN BROTHERS    GROWTH
            PORTFOLIO     S&P 500    AGGREGATE BOND    COMPOSITE
                           INDEX          INDEX         INDEX 2
 11/18/96     10000        10000          10000          10000
 11/30/96     10120        10271          10071          10144
 12/31/96     10077        10068           9977          10124
  1/31/97     10371        10696          10008          10362
  2/28/97     10310        10780          10033          10329
  3/31/97     10016        10338           9922          10073
  4/30/97     10229        10955          10071          10233
  5/31/97     10848        11621          10166          10866
  6/30/97     11274        12141          10287          11279
  7/31/97     11841        13106          10565          11859
  8/31/97     11547        12372          10475          11535
  9/30/97     12145        13049          10630          12120
 10/31/97     11760        12613          10784          11676
 11/30/97     11750        13197          10834          11731
 12/31/97     11927        13424          10943          11845
  1/31/98     11959        13573          11084          11933
  2/28/98     12622        14552          11075          12612
  3/31/98     13146        15297          11112          13111
  4/30/98     13242        15452          11170          13239
  5/31/98     13135        15186          11276          13028
  6/30/98     13306        15802          11372          13169
  7/31/98     13135        15635          11396          12952
  8/31/98     11639        13377          11582          11332
  9/30/98     11745        14235          11853          11624
 10/31/98     12216        15392          11790          12212
 11/30/98     12814        16325          11857          12787
 12/31/98     13734        17265          11893          13371
  1/31/99     14255        17987          11977          13587
  2/28/99     13712        17427          11768          13099
  3/31/99     14266        18124          11832          13456
  4/30/99     14830        18826          11870          14004
  5/31/99     14487        18381          11766          13816
  6/30/99     15118        19402          11728          14446
  7/31/99     14919        18796          11679          14386
  8/31/99     14896        18702          11673          14287
  9/30/99     14819        18190          11808          14227
 10/31/99     15560        19341          11852          14695
 11/30/99     16557        19734          11851          15402
 12/31/99     18630        20897          11794          16620
  1/31/00     17808        19848          11755          16126
  2/29/00     19681        19472          11897          17037
  3/31/00     19516        21376          12054          17479
  4/30/00     18086        20733          12019          16740
  5/31/00     17289        20308          12013          16265
  6/30/00     18263        20809          12263          17010
  7/31/00     17922        20485          12375          16707
  8/31/00     18997        21757          12554          17571
  9/30/00     18213        20608          12633          16993
 10/31/00     17580        20522          12717          16606
 11/30/00     16099        18905          12925          15554
 12/31/00     16401        18997          13166          16123
  1/31/01     16873        19672          13380          16457
  2/28/01     15516        17878          13497          15371
  3/31/01     14690        16744          13564          14511
  4/30/01     15855        18045          13507          15423
  5/31/01     15782        18166          13588          15452
  6/30/01     15634        17725          13640          15258
  7/31/01     15206        17551          13945          14978
  8/31/01     14557        16452          14106          14459
  9/30/01     13186        15123          14269          13233
 10/31/01     13569        15412          14568          13654


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 35% large-cap, 20% small-cap, 25% foreign, 15% bonds and 5% cash. As of 10/31/01, the total number of funds in the Large-Cap Blend, Small-Cap Blend, Foreign and Intermediate-Term Bond Fund categories for the one-year period was 2,911, 909, 774 and 579, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 010/31/01

 (1)  JANUS WORLDWIDE FUND                                   9.8%
 (2)  BERGER SMALL CAP VALUE FUND                            8.6%
 (3)  OAKMARK SELECT FUND, CLASS I                           8.2%
 (4)  RYDEX U.S. GOVERNMENT MONEY MARKET FUND                8.1%
 (5)  THORNBURG VALUE FUND, INSTITUTIONAL CLASS              5.1%
 (6)  JANUS OLYMPUS FUND                                     5.0%
 (7)  T. ROWE PRICE VALUE FUND                               4.9%
 (8)  SCHWAB YIELDPLUS FUND(R), SELECT SHARES                4.7%
 (9)  WASATCH CORE GROWTH FUND                               4.6%
 (10) EXCELSIOR VALUE & RESTRUCTURING FUND                   4.2%
------------------------------------------------------------------
     TOTAL PERCENTAGE OF INVESTMENTS                        63.2%

STATISTICS as of 10/31/01

                                                             PEER GROUP
                                     PORTFOLIO               AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                         37                      215
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)             $ 9,430                 $ 48,218
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio               23.7                     27.9
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                    3.5                      5.2
--------------------------------------------------------------------------------
12-Month Yield                           4.31%                    0.49%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                   145%                      98%
--------------------------------------------------------------------------------
Three-Year Beta                          0.88                     0.95
------------------------------------------------------------------------------

EXPENSE RATIO as of 10/31/01

PORTFOLIO                     PEER GROUP AVERAGE
 0.50% 3                             1.22% 2

PORTFOLIO WEIGHTINGS as of 10/31/01

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX

[PIE CHART]

1           80.00%       Stock Funds
2           13.10%       Short Term Investments
3            6.90%       Bond Funds

TARGET MIX IN NEUTRAL MARKETS

[PIE CHART]

1              80%       Stock Funds
2              15%       Bond Funds
3               5%       Short Term Investments

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/01, there were 1,258 funds in the Morningstar Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

MARKETMANAGER GROWTH PORTFOLIO -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                     11/1/00-    11/1/99-   11/1/98-  11/1/97-   11/18/96 1-
                                                     10/31/01    10/31/00   10/31/99  10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 13.89      14.06      11.43     11.60      10.00
                                                    -------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.38       0.38       0.16      0.32       0.08
   Net realized and unrealized gains or losses         (3.21)      1.55       2.91      0.11       1.66
   Total income or loss from investment operations     (2.83)      1.93       3.07      0.43       1.74
Less distributions:
   Dividends from net investment income                (0.46)     (0.33)     (0.16)    (0.29)     (0.14)
   Dividends in excess of net investment income           --         --      (0.05)       --        --
   Distributions from net realized gains               (1.40)     (1.77)     (0.23)    (0.31)       --
                                                    -------------------------------------------------------
   Total distributions                                 (1.86)     (2.10)     (0.44)    (0.60)     (0.14)
                                                    -------------------------------------------------------
 Net asset value at end of period                       9.20      13.89      14.06     11.43      11.60
                                                    =======================================================
 Total return (%)                                     (22.81)     12.98      27.38      3.87      17.60 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets 5                                   0.50       0.50 4     0.50      0.50       0.50 3
Expense reductions reflected in above ratio             0.39       0.38       0.43      0.67       0.77 3
Ratio of net investment income to
 average net assets                                     3.27       2.34       1.23      2.66       2.07 3
Portfolio turnover rate                                  145        179        284       384        192
Net assets, end of period ($ x 1,000,000)                176        248        181       152        124



1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.


        See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of October 31, 2001

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 10/31/00)
 o  Non-income producing security
 /  Issuer is related to the fund's investment adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]       86.9%   OTHER INVESTMENT COMPANIES
                          Market Value: $153,283
                          Cost: $174,036

                  13.1%   SHORT TERM INVESTMENTS
                          Market Value: $23,036
                          Cost: $23,036
                ------------------------------------
                100.00%   TOTAL INVESTMENTS
                          Market Value: $176,319
                          Cost: $197,072

OTHER INVESTMENT COMPANIES
86.9% of investments

       SECURITY AND NUMBER OF SHARES                           MKT. VALUE
                                                               ($ x 1,000)
       ASIAN FUNDS  0.4%
       ------------------------------------------------------------------
       Scudder Japan Fund    89,304                                   635

       BOND FUNDS  6.9%
       ------------------------------------------------------------------
       American Century Intermediate Term
       Treasury Fund    156,230                                     1,756
       American Century Long Term
       Treasury Fund    61,987                                        687
       American Century Target
       2020 Fund    32,669                                          1,386
 /(8)  Schwab YieldPlus Fund(R),
       Select Shares    827,729                                     8,277
                                                               ----------
                                                                   12,106

       SECURITY AND NUMBER OF SHARES                           MKT. VALUE
                                                               ($ x 1,000)
       INTERNATIONAL STOCK FUNDS  16.0%
       ------------------------------------------------------------------
       American Century
       International Discovery Fund,
       Institutional Class    144,069                               1,387
       Artisan International Fund    203,652                        3,531
   (1) Janus Worldwide Fund    430,185                             17,281
       Oakmark International Fund    181,498                        2,363
       Tweedy Browne Global
       Value Fund    200,754                                        3,626
                                                               ----------
                                                                   28,188
       LARGE-CAP FUNDS  33.7%
       ------------------------------------------------------------------
       Accessor Value Fund,
       Advisor Shares    96,655                                     1,623
       Dodge & Cox Stock Fund    39,805                             3,681
/+(10) Excelsior Value &
       Restructuring Fund    262,294                                7,491
       Heritage Capital Appreciation Fund,
       Class A    300,203                                           6,364
   (6) Janus Olympus Fund    356,391                                8,764
       Janus Twenty Fund    40,616                                  1,475
       Longleaf Partners Fund    109,281                            2,391
   (3) Oakmark Select Fund,
       Class I    574,678                                          14,396
       Rydex Series Trust
       Nova Fund    199,074                                         4,556
   (7) T. Rowe Price Value Fund    495,057                          8,708
                                                               ----------
                                                                   59,446
       SECTOR FUNDS  0.8%
       ------------------------------------------------------------------
       Firsthand Technology
       Value Fund    11,659                                           412
       Franklin Biotechnology
       Discovery Fund, Class A    7,935                               425
       Heritage Technology Fund,
       Class A    101,516                                             674
                                                               ----------
                                                                    1,511

        See the Financial Notes, which are integral to this information.

MARKETMANAGER GROWTH PORTFOLIO -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of October 31, 2001

                                                                MKT. VALUE
       SECURITY AND NUMBER OF SHARES                           ($ x 1,000)

       SMALL-CAP / MID-CAP FUNDS  29.1%
       ------------------------------------------------------------------
   (2) Berger Small Cap Value Fund    574,410                      15,147
       Kopp Emerging Growth Fund,
       Class A    410,077                                           3,929
    o+ Red Oak Technology Select
       Fund    495,948                                              4,191
       RS Emerging Growth Fund, Class A    4,275                      117
       RS Mid Cap Opportunities Fund    109,483                     1,004
       Thornburg Value Fund, Class A    228,748                     5,893
   (5) Thornburg Value Fund,
       Institutional Class    348,637                               9,033
       VAN Wagoner Emerging
       Growth Fund    37,726                                          325
     + Waddell & Reed Small Cap
       Growth Fund, Class Y    352,270                              3,593
  +(9) Wasatch Core Growth Fund    286,985                          8,165
                                                               ----------
                                                                   51,396

SHORT TERM INVESTMENTS
13.1% of investments

       SECURITY                           FACE VALUE           MKT. VALUE
           RATE, MATURITY DATE            ($ x 1,000)         ($ x 1,000)
       Chase Manhattan Bank NY,
       Time Deposit,
         2.050%, 11/1/01                       833                    833

       HSBC Bank USA, Grand
       Cayman Time Deposit,
         2.050%, 11/1/01                     4,000                  4,000

       SECURITY AND NUMBER OF SHARES

   (4) Rydex U.S. Government
       Money Market Fund    14,203,271                             14,203

       SECURITY
           RATE, MATURITY DATE
       Wells Fargo Bank,
       Nassau Time Deposit,
         2.050%, 11/1/01                     4,000                  4,000
                                                               ----------
                                                                   23,036

================================================================================
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

        See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2001. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                          $176,319 a
Receivables:
    Fund shares sold                                                        26
    Dividends                                                               16
Prepaid expenses                                                    +       12
                                                                    ----------
TOTAL ASSETS                                                           176,373

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Fund shares redeemed                                                   133
    Investment adviser and administrator fees                               27
Accrued expenses                                                    +       54
                                                                    ----------
TOTAL LIABILITIES                                                          214

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           176,373
TOTAL LIABILITIES                                                   -      214
                                                                    ----------
NET ASSETS                                                            $176,159

NET ASSETS BY SOURCE

Capital received from investors                                        224,437
Net investment income not yet distributed                                  745
Net realized capital losses                                            (28,270)
Net unrealized capital losses                                          (20,753)

NET ASSET VALUE (NAV)

                  SHARES
NET ASSETS   /    OUTSTANDING     =     NAV
$176,159          19,148                $9.20

a The fund paid $197,072 for these securities. Not counting short-term obligations and government securities, the fund paid $277,864 for securities during the report period and received $281,280 from securities it sold or that matured.

    Percent of fund shares of related funds owned as of the end of the report period:

    SCHWAB INVESTMENTS
    Schwab YieldPlus Fund(R)            0.8%

    EXCELSIOR FUNDS, INC.
    Value & Restructuring Fund          0.4%


FEDERAL TAX DATA
------------------------------------------------------
COST BASIS OF PORTFOLIO                      $197,264
NET UNREALIZED GAINS AND LOSSES:
Gains                                          $6,052
Losses                                    +   (26,997)
                                          -----------
                                             ($20,945)
RECLASSIFICATIONS:
Net realized capital
   losses                                         $53
Reclassified as:
   Net investment income
   not yet distributed                           ($53)
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                         Loss amount
   2009                                       $28,077

        See the Financial Notes, which are integral to this information.

MARKETMANAGER GROWTH PORTFOLIO -- FINANCIALS
Statement of
OPERATIONS
For November 1, 2000 through October 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $7,709
Interest                                                         +       226
                                                                 -----------
TOTAL INVESTMENT INCOME                                                7,935

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                              (33,996)
Net realized gains received from underlying funds                +     7,838
                                                                 -----------
NET REALIZED LOSSES                                                  (26,158)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                 (35,620)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                              1,135  a
Transfer agent and shareholder service fees                              526  b
Trustees' fees                                                             8  c
Custodian fees                                                            32
Portfolio accounting fees                                                 29
Professional fees                                                         36
Registration fees                                                         37
Shareholder reports                                                       54
Other expenses                                                   +         6
                                                                 -----------
Total expenses                                                         1,863
Expense reduction                                                -       811  d
                                                                 ------------
NET EXPENSES                                                           1,052

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                7,935
NET EXPENSES                                                     -     1,052
                                                                 ------------
NET INVESTMENT INCOME                                                  6,883
NET REALIZED LOSSES                                                  (26,158) e
NET UNREALIZED LOSSES                                            +   (35,620) e
                                                                 ------------
DECREASE IN NET ASSETS FROM OPERATIONS                              ($54,895)

a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab has agreed to waive its transfer agent and shareholder services fees through at least December 31, 2001.

c     For the fund's independent trustees only.

d Includes $285 from the investment adviser (CSIM) and $526 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e     These add up to a net loss on investments of $61,778.

        See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
----------------------------------------------------------------------------------------------
                                                  11/1/00 - 10/31/01       11/1/99 - 10/31/00
Net investment income                                        $ 6,883                  $ 5,516
Net realized gains or losses                                 (26,158)                  22,930
Net unrealized losses                              +         (35,620)                  (7,276)
                                                   -------------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                              (54,895)                  21,170

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------------
Dividends from net investment income                           8,125                    4,282
Distributions from net realized gains              +          24,816                   23,031
                                                   -------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID                       $32,941                  $27,313

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------------------------
                                        11/1/00 - 10/31/01              11/1/99 - 10/31/00
                                     QUANTITY           VALUE        QUANTITY          VALUE
Shares sold                             3,240         $36,043          8,223         $120,360
Shares reinvested                       2,873          32,204          1,830           26,775
Shares redeemed                 +      (4,805)        (52,030)        (5,062)         (73,816)
                                ---------------------------------------------------------------
NET INCREASE                            1,308         $16,217          4,991         $ 73,319

SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------------------------
                                        11/1/00 - 10/31/01              11/1/99 - 10/31/00
                                       SHARES       NET ASSETS        SHARES        NET ASSETS
Beginning of period                    17,840        $247,778         12,849         $180,602
Total increase
or decrease                     +       1,308         (71,619)         4,991           67,176 a
                                ---------------------------------------------------------------
END OF PERIOD                          19,148        $176,159         17,840         $247,778 b

a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes from transactions in fund shares, minus distributions paid.

b Includes net investment income not yet distributed in the amount of $745 and $2,040 at the end of the current period and the prior period, respectively.

        See the Financial Notes, which are integral to this information.

SCHWAB
BALANCED PORTFOLIO

[PHOTO OF JEFFREY MORTIMER]

      "The strong performance of value holdings generally helped to offset the struggles of growth stocks."

  Portfolio Manager
  Jeffrey Mortimer

JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

TICKER SYMBOL               SWOBX
-----------------------------------------------------------
This portfolio could be appropriate for long-term investors
seeking a blend of growth and income investments.
-----------------------------------------------------------

THE PORTFOLIO SEEKS CAPITAL GROWTH AND INCOME.

MANAGER'S PERSPECTIVE

SMALL-CAP VALUE STOCKS PERFORMED BETTER THAN MOST OTHER ASSET CLASSES DURING THE REPORT PERIOD. Large-cap growth stocks, the strongest part of the market for many years, were among the worst performing asset classes. The report period continued to mark a shift in market leadership, from growth style to value and from large-cap to small-cap. Our value holdings were among our best performers over the period. Oakmark Select, Berger Mid Cap Value and Tweedy Browne Global Value continued to lead over their growth counterparts in their respective categories.1

THE FUND'S HOLDINGS IN BONDS CONTRIBUTED POSITIVE RETURNS, WHICH HELPED MITIGATE THE BLEAK PERFORMANCE OF EQUITIES. The combination of numerous interest rate cuts and increased demand for bonds provided the stimulus for a strong performance in the bond market. As for the equity holdings, we favored value style funds over growth style funds through most of the report period, with the bulk of our value assets in the large-cap area.

AS OF THE END OF THE REPORT PERIOD, THE PORTFOLIO WAS AT ITS NEUTRAL WEIGHTING IN EQUITY MUTUAL FUNDS, UNDERWEIGHTED IN FIXED INCOME AND OVERWEIGHTED IN CASH. Within the equity component, the portfolio was overweighted in large-cap stock value mutual funds, and underweighted in large-cap growth mutual funds, small-cap funds and international funds relative to its neutral weighting.

1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

BALANCED PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/01

This chart compares performance of the portfolio with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

[BAR CHART]

SINCE INCEPTION: 11/18/96                                          TOTAL RETURN
Portfolio 1                                                            7.23%
S&P 500 Index                                                          9.12%
Lehman Brothers U.S. Aggregate Bond Index                              7.89%
Balanced Composite Index 2                                             6.35%

1 YEAR
Portfolio 1                                                          -13.95%
S&P 500 Index                                                        -24.90%
Lehman Brothers U.S. Aggregate Bond Index                             14.56%
Balanced Composite Index 2                                           -13.20%

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with similar investments in the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

[LINE GRAPH]

                                               Lehman Brothers        Balanced
                               S&P 500           Aggregate           Composite
                 Portfolio 1    Index            Bond Index           Index 2
 11/18/96          10000        10000               10000              10000
 11/30/96          10100        10271               10071              10134
 12/31/96          10059        10068                9977              10090
  1/31/97          10322        10696               10008              10294
  2/28/97          10271        10780               10033              10270
  3/31/97          10018        10338                9922              10034
  4/30/97          10200        10955               10071              10200
  5/31/97          10676        11621               10166              10699
  6/30/97          11041        12141               10287              11031
  7/31/97          11517        13106               10565              11549
  8/31/97          11284        12372               10475              11298
  9/30/97          11770        13049               10630              11765
 10/31/97          11527        12613               10784              11490
 11/30/97          11558        13197               10834              11557
 12/31/97          11719        13424               10943              11671
  1/31/98          11762        13573               11084              11762
  2/28/98          12251        14552               11075              12264
  3/31/98          12634        15297               11112              12634
  4/30/98          12688        15452               11170              12737
  5/31/98          12613        15186               11276              12599
  6/30/98          12783        15802               11372              12744
  7/31/98          12677        15635               11396              12575
  8/31/98          11581        13377               11582              11422
  9/30/98          11740        14235               11853              11746
 10/31/98          12092        15392               11790              12169
 11/30/98          12560        16325               11857              12621
 12/31/98          13311        17265               11893              13082
  1/31/99          13693        17987               11977              13271
  2/28/99          13224        17427               11768              12852
  3/31/99          13650        18124               11832              13144
  4/30/99          14130        18826               11870              13551
  5/31/99          13868        18381               11766              13386
  6/30/99          14326        19402               11728              13833
  7/31/99          14141        18796               11679              13749
  8/31/99          14119        18702               11673              13658
  9/30/99          14119        18190               11808              13635
 10/31/99          14664        19341               11852              13991
 11/30/99          15341        19734               11851              14469
 12/31/99          16742        20897               11794              15288
  1/31/00          16155        19848               11755              14932
  2/29/00          17353        19472               11897              15558
  3/31/00          17390        21376               12054              15955
  4/30/00          16534        20733               12019              15450
  5/31/00          16033        20308               12013              15119
  6/30/00          16705        20809               12263              15699
  7/31/00          16498        20485               12375              15530
  8/31/00          17341        21757               12554              16214
  9/30/00          16815        20608               12633              15848
 10/31/00          16424        20522               12717              15600
 11/30/00          15508        18905               12925              14886
 12/31/00          15879        18997               13166              15366
  1/31/01          16326        19672               13380              15680
  2/28/01          15502        17878               13497              14939
  3/31/01          14887        16744               13564              14335
  4/30/01          15669        18045               13507              14995
  5/31/01          15683        18166               13588              15060
  6/30/01          15530        17725               13640              14934
  7/31/01          16748        17551               13945              14814
  8/31/01          14873        16452               14106              14446
  9/30/01          13826        15123               14269              13561
 10/31/01          14133        15412               14568              13941

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 30% large-cap, 15% small-cap, 15% foreign, 35% bonds and 5% cash. As of 10/31/01, the total number of funds in the Large-Cap, Small-Cap, Foreign and Intermediate-Term Bond Fund categories for the one-year period was 2,911, 909, 774 and 579, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 10/31/01

  (1)  PIMCO TOTAL RETURN FUND, INSTITUTIONAL CLASS           16.0%
  (2)  JANUS WORLDWIDE FUND                                    9.2%
  (3)  RYDEX U.S. GOVERNMENT MONEY MARKET FUND                 6.9%
  (4)  OAKMARK SELECT FUND, CLASS I                            6.3%
  (5)  THORNBURG VALUE FUND, INSTITUTIONAL CLASS               6.1%
  (6)  T. ROWE PRICE VALUE FUND                                5.9%
  (7)  FEDERATED U.S. GOVERNMENT SECURITIES FUND,
       2-5 YEARS, INSTITUTIONAL SHARES                         5.5%
  (8)  WASATCH CORE GROWTH FUND                                4.3%
  (9)  EXCELSIOR VALUE & RESTRUCTURING FUND                    4.1%
  (10) JANUS OLYMPUS FUND                                      3.2%
   -----------------------------------------------------------------
       TOTAL PERCENTAGE OF INVESTMENTS                        67.5%

STATISTICS as of 10/31/01

                                                                PEER GROUP
                                           PORTFOLIO            AVERAGE 2
      --------------------------------------------------------------------
      Number of Holdings                          36                  244
      --------------------------------------------------------------------
      Median Market Cap ($ Mil)            $  13,862            $  34,239
      --------------------------------------------------------------------
      Price/Earnings (P/E) Ratio                23.4                 26.3
      --------------------------------------------------------------------
      Price/Book (P/B) Ratio                     3.4                  4.6
      --------------------------------------------------------------------
      12-Month Yield                            4.66%                2.85%
      --------------------------------------------------------------------
      Portfolio Turnover Rate                     95%                 103%
      --------------------------------------------------------------------
      Three-Year Beta                           0.66                 0.49
      --------------------------------------------------------------------

EXPENSE RATIO as of 10/31/01

[BAR CHART]

PORTFOLIO             PEER GROUP AVERAGE
 0.50% 3                    1.28% 2

PORTFOLIO WEIGHTINGS as of 10/31/01

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
--------------------------------------------------
[PIE CHART]

 1   59.8% Stock Funds
 2   31.9% Bond Funds
 3    8.3% Short Term Investments

TARGET MIX IN NEUTRAL MARKETS
--------------------------------------------------
[PIE CHART]

1    60% Stock Funds
2    35% Bond Funds
3     5% Short Term Investments

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/01, there were 827 funds in the Morningstar Domestic Hybrid Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                       11/1/00 -   11/1/99 -    11/1/98 -   11/1/97 -   11/18/96 1 -
                                                       10/31/01    10/31/00     10/31/99    10/31/98     10/31/97
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  13.44       13.44         11.36      11.38         10.00
                                                       -------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.43        0.45          0.27       0.36          0.17
     Net realized and unrealized gains or losses        (2.12)       1.18          2.11       0.18          1.34
                                                       -------------------------------------------------------------
Total income or loss from investment operations         (1.69)       1.63          2.38       0.54          1.51
Less distributions:
     Dividends from net investment income               (0.52)      (0.35)        (0.28)     (0.34)        (0.13)
     Dividends in excess of net investment income          --          --         (0.02)        --            --
     Distributions from net realized gains              (1.11)      (1.28)           --      (0.22)           --
                                                       -------------------------------------------------------------
     Total distributions                                (1.63)      (1.63)        (0.30)     (0.56)        (0.13)
                                                       -------------------------------------------------------------
Net asset value at end of period                        10.12       13.44         13.44      11.36         11.38
                                                       =============================================================
Total return (%)                                       (13.95)      12.00         21.28       4.89         15.27 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 5                                   0.50       0.504          0.50       0.50          0.50 3
Expense reductions reflected in above ratio              0.39        0.39          0.45       0.69          0.95 3
Ratio of net investment income to
  average net assets                                     3.67        3.18          2.20       3.21          3.03 3
Portfolio turnover rate                                    95         114           244        353           171
Net assets, end of period ($ x 1,000,000)                 118         153           122         93            61

1     Commencement of operations.

2     Not annualized.

3     Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

        See the Financial Notes, which are integral to this information.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS
As of October 31, 2001

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 10/31/00)
 o  Non-income producing security
 /  Issuer is related to the fund's investment adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]       91.7% OTHER INVESTMENT COMPANIES
                        Market Value: $107,972
                        Cost: $116,703

                   8.3% SHORT TERM INVESTMENTS
                        Market Value: $9,781
                        Cost: $9,781
                 ----------------------------------
                 100.0% TOTAL INVESTMENTS
                        Market Value: $117,753
                        Cost: $126,484

OTHER INVESTMENT COMPANIES
91.7% of investments

                                                               MKT. VALUE
       SECURITY AND NUMBER OF SHARES                           ($ x 1,000)
       ASIAN FUNDS  0.3%
       -------------------------------------------------------------------
       Scudder Japan Fund    56,428                                   401

       BOND FUNDS  31.9%
       -------------------------------------------------------------------
       American Century Intermediate Term
       Treasury Fund    329,481                                     3,702
       American Century Long Term
       Treasury Fund    247,804                                     2,747
   (7) Federated U.S. Government
       Securities Fund, 2-5 Years,
       Institutional Shares    565,582                              6,435

                                                               MKT. VALUE
       SECURITY AND NUMBER OF SHARES                           ($ x 1,000)
       MainStay High Yield Corporate
       Bond Fund, Class A    562,930                                3,079
   (1) PIMCO Total Return Fund,
       Institutional Class    1,707,530                            18,886
     / Schwab YieldPlus Fund(R),
       Select Shares    275,910                                     2,759
                                                              -----------
                                                                   37,608
       INTERNATIONAL STOCK FUNDS  13.4%
       -------------------------------------------------------------------
       American Century International
       Discovery Fund,
       Institutional Class    27,929                                  269
       Artisan International Fund    70,101                         1,215
   (2) Janus Worldwide Fund    269,931                             10,843
       Oakmark International Fund    56,100                           730
       Tweedy Browne Global
       Value Fund    148,481                                        2,682
                                                              -----------
                                                                   15,739
       LARGE-CAP FUNDS  23.6%
       -------------------------------------------------------------------
       Dodge & Cox Stock Fund    27,008                             2,498
 /+(9) Excelsior Value &
       Restructuring Fund    168,969                                4,826
       Heritage Capital Appreciation
       Fund, Class A    88,846                                      1,883
  (10) Janus Olympus Fund    150,942                                3,712
       Janus Twenty Fund    9,679                                     351
       Longleaf Partners Fund    5,654                                124
   (4) Oakmark Select Fund,
       Class I    294,179                                           7,369
   (6) T. Rowe Price Value Fund    397,873                          6,999
                                                              -----------
                                                                   27,762
       SECTOR FUNDS  0.5%
       -------------------------------------------------------------------
       Firsthand Technology
       Value Fund    7,798                                            275
       Franklin Biotechnology
       Discovery Fund, Class A    5,032                               270
                                                              -----------
                                                                      545

        See the Financial Notes, which are integral to this information.

                                                                MKT. VALUE
       SECURITY AND NUMBER OF SHARES                            ($ x 1,000)
       SMALL-CAP / MID-CAP FUNDS  22.0%
       -------------------------------------------------------------------
     + Berger Mid Cap Value Fund    134,409                         2,047
       Kopp Emerging Growth Fund,
       Class A    212,293                                           2,034
    o+ Red Oak Technology
       Select Fund    241,018                                       2,037
       RS Emerging Growth Fund, Class A    6,437                      177
       RS Mid Cap Opportunities Fund    40,716                        373
    o+ Strong Advisor Small Cap
       Value Fund, Class A    109,830                               2,007
       Thornburg Value Fund,
       Class A    81,832                                            2,108
   (5) Thornburg Value Fund,
       Institutional Class    275,246                               7,132
       VAN Wagoner Emerging
       Growth Fund    10,730                                           92
     + Waddell & Reed Small Cap
       Growth Fund, Class Y    236,433                              2,412
  +(8) Wasatch Core Growth Fund    177,991                          5,064
       Weitz Series Hickory Fund    20,699                            434
                                                              -----------
                                                                   25,917

       SHORT TERM INVESTMENTS
       8.3% of investments
       -------------------------------------------------------------------

   (3) Rydex U.S. Government
       Money Market Fund     8,166,395                              8,166

       SECURITY                                FACE VALUE
       RATE, MATURITY DATE                     ($ x 1,000)
       Wells Fargo Bank, Nassau
       Time Deposit
         2.050%, 11/1/01                          1,615             1,615
                                                              -----------
                                                                    9,781

================================================================================
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

        See the Financial Notes, which are integral to this information.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of October 31, 2001. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                      $117,753  a
Receivables:
    Fund shares sold                                                    33
    Dividends                                                            7
Prepaid expenses                                                 +      13
                                                                 ---------
TOTAL ASSETS                                                       117,806

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Fund shares redeemed                                                38
    Investment adviser and administrator fees                            7
Accrued expenses                                                 +      37
                                                                 ---------
TOTAL LIABILITIES                                                       82

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       117,806
TOTAL LIABILITIES                                                -      82
                                                                 ---------
NET ASSETS                                                        $117,724

NET ASSETS BY SOURCE
Capital received from investors                                    134,535
Net investment income not yet distributed                            1,818
Net realized capital losses                                         (9,898)
Net unrealized capital losses                                       (8,731)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS     /    OUTSTANDING     =     NAV
$117,724            11,635                $10.12

a The fund paid $126,484 for these securities. Not counting short-term obligations and government securities, the fund paid $121,471 for securities during the report period and received $133,667 from securities it sold or that matured.

      Percent of fund shares of related funds owned as of the end of the report period:

      SCHWAB INVESTMENTS
      Schwab YieldPlus Fund(R)            0.3%

      EXCELSIOR FUNDS, INC.
      Value & Restructuring Fund          0.2%


FEDERAL TAX DATA
--------------------------------------------------
COST BASIS OF PORTFOLIO                  $126,792
NET UNREALIZED GAINS AND LOSSES:
Gains                                    $  5,044
Losses                                +   (14,083)
                                      ------------
                                          ($9,039)
RECLASSIFICATIONS:
Net realized capital
   losses                                     $57
Reclassified as:
   Net investment income
   not yet distributed                       ($57)

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                     Loss amount
   2009                                    $9,591

        See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For November 1, 2000 through October 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $ 5,472
Interest                                                           +      176
                                                                   -----------
TOTAL INVESTMENT INCOME                                                 5,648

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                               (11,795)
Net realized gains received from underlying funds                  +    3,469
                                                                   -----------
NET REALIZED LOSSES                                                    (8,326)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                  (17,014)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 731  a
Transfer agent and shareholder service fees                               339  b
Trustees' fees                                                              7  c
Custodian fees                                                             27
Portfolio accounting fees                                                  18
Professional fees                                                          35
Registration fees                                                          27
Shareholder reports                                                        22
Other expenses                                                     +        6
                                                                   -----------
Total expenses                                                          1,212
Expense reduction                                                  -      535  d
                                                                   -----------
NET EXPENSES                                                              677

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 5,648
NET EXPENSES                                                       -      677
                                                                   -----------
NET INVESTMENT INCOME LOSSES                                            4,971
NET REALIZED LOSSES                                                    (8,326) e
NET UNREALIZED LOSSES                                              +  (17,014) e
                                                                   -----------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($20,369)

a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab has agreed to waive its transfer agent and shareholder services fees through at least December 31, 2001.

c     For the fund's independent trustees only.

d Includes $196 from the investment adviser (CSIM) and $339 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e     These add up to a net loss on investments of $25,340.

        See the Financial Notes, which are integral to this information.

MARKETMANAGER BALANCED PORTFOLIO -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
----------------------------------------------------------------------------------------------
                                                   11/1/00 - 10/31/01       11/1/99 - 10/31/00
Net investment income                                        $ 4,971                  $ 4,687
Net realized gains or losses                                  (8,326)                  11,092
Net unrealized losses                              +         (17,014)                  (1,307)
                                                   -------------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                              (20,369)                  14,472

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------------
Dividends from net investment income                           5,928                    3,255
Distributions from net realized gains              +          12,579                   11,788
                                                   -------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID                       $18,507                  $15,043

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------------
                                        11/1/00 - 10/31/01              11/1/99 - 10/31/00
                                    QUANTITY           VALUE         QUANTITY          VALUE
Shares sold                             1,629         $18,334          3,633          $50,033
Shares reinvested                       1,544          17,661          1,059           14,451
Shares redeemed                    +   (2,892)        (32,009)        (2,401)         (33,080)
                                   -----------------------------------------------------------
NET INCREASE                              281         $ 3,986          2,291          $31,404

SHARES OUTSTANDING AND NET ASSETS
-----------------------------------------------------------------------------------------------
                                        11/1/00 - 10/31/01              11/1/99 - 10/31/00
                                     SHARES         NET ASSETS        SHARES        NET ASSETS
Beginning of period                    11,354        $152,614X         9,063         $121,781
Total increase
or decrease                        +      281         (34,890)         2,291           30,833 a
                                   ------------------------------------------------------------
END OF PERIOD                          11,635        $117,724         11,354         $152,614 b

a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes from transactions in fund shares, minus distributions paid.

b Includes net investment income not yet distributed in the amount of $1,818 and $2,832 at the end of the current period and the prior period, respectively.

        See the Financial Notes, which are integral to this information.

SCHWAB
SMALL CAP PORTFOLIO


[PHOTO OF JEFFREY MORTIMER]

      "As market leadership migrated from growth to value, we altered the portfolio accordingly."

  Portfolio Manager
  Jeffrey Mortimer

JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

TICKER SYMBOL                                 SWOSX
---------------------------------------------------

                INVESTMENT STYLE 1
              VALUE   BLEND   GROWTH
MARKET CAP 1
Large          / /     / /      / /
Medium         / /     / /      / /
Small          / /     /X/      / /

This portfolio could be appropriate for long-term
investors seeking exposure to small-cap stocks.
---------------------------------------------------
               THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


MANAGER'S PERSPECTIVE

DESPITE SHARP DECLINES IN THE MAJOR MARKET AVERAGES, SMALL COMPANY STOCKS CONTINUED TO OUTPERFORM THEIR LARGER COUNTERPARTS. In the area of investment style, small-cap value stocks outperformed small-cap growth. The range of returns posted by different small-cap mutual funds was significant during the one-year period, making fund selection key to success.

FOR MOST OF THE REPORT PERIOD, THE PORTFOLIO REMAINED OVERWEIGHTED IN SMALL-CAP VALUE FUNDS. Towards the end of the report period, however, we boosted our holdings in small-cap growth funds, as prices in that area of the market had fallen to the point where stocks began to look attractively priced. At the end of the report period, the portfolio was slightly overweighted in growth stocks, slightly underweighted in value. Specifically, the portfolio allocation was 19% mid-cap, 30% in small-growth, 21% in small-value funds, 17% in small-blend, 6% in micro-cap and 7% cash.

OUR VALUE HOLDINGS WERE OUR BEST PERFORMERS OVER THE PERIOD. These included TCW Galileo Value Opportunities, Wasatch Small Cap Value and Strong Small Cap Value. New funds added during the period include Wasatch Core Growth and ICM/Isabelle Small Cap Value, which were selected because of the manager's ability to perform well in all market environments. 2


1 Source: Morningstar, Inc. This style assessment is the result of comparing the portfolio with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the portfolio as of 10/31/01, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

SMALL CAP PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/01

This chart compares performance of the portfolio with the Russell 2000 Index and the Morningstar Small-Cap Fund category.

[BAR CHART]

SINCE INCEPTION: 9/16/97
Portfolio 1                                1.23%
Russell 2000 Index                         0.58%
Small Cap Peer Group Average 2                0%

1 YEAR
Portfolio 1                              -19.99%
Russell 2000 Index                       -12.70%
Small Cap Peer Group Average 2            -2.64%

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the Russell 2000 Index.

[LINE GRAPH]

                                                       Russell
                                  Portfolio 1        2000 Index
               9/16/97              10000               10000
               9/30/97              10260               10201
              10/31/97               9930                9753
              11/30/97               9770                9690
              12/31/97               9886                9859
               1/31/98               9701                9704
               2/28/98              10277               10420
               3/31/98              10781               10849
               4/30/98              10832               10909
               5/31/98              10359               10321
               6/30/98              10411               10342
               7/31/98               9896                9505
               8/31/98               8271                7659
               9/30/98               8435                8259
              10/31/98               8754                8595
              11/30/98               9238                9046
              12/31/98               9946                9606
               1/31/99              10101                9734
               2/28/99               9563                8945
               3/31/99              10029                9085
               4/30/99              10773                9899
               5/31/99              10752               10043
               6/30/99              11311               10497
               7/31/99              11228               10210
               8/31/99              10938                9832
               9/30/99              10990                9834
              10/31/99              11414                9874
              11/30/99              12272               10464
              12/31/99              13714               11648
               1/31/00              13339               11460
               2/29/00              15171               13353
               3/31/00              14496               12473
               4/30/00              13178               11722
               5/31/00              12482               11038
               6/30/00              14003               12001
               7/31/00              13478               11615
               8/31/00              14924               12501
               9/30/00              14164               12133
              10/31/00              13146               11592
              11/30/00              11325               10402
              12/31/00              12156               11295
               1/31/01              12795               11884
               2/28/01              11698               11104
               3/31/01              10879               10561
               4/30/01              11927               11387
               5/31/01              12325               11667
               6/30/01              12674               12082
               7/31/01              12168               11429
               8/31/01              11590               11060
               9/30/01              10012                9571
              10/31/01              10518               10131

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 10/31/01, the total number of funds in the Small-Cap Blend Fund category for the one-year period was 235.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 10/31/01

  (1)  TCW GALILEO VALUE OPPORTUNITY FUND, CLASS I            7.6%
  (2)  WASATCH CORE GROWTH FUND                               6.9%
  (3)  ABN AMRO/CHICAGO CAPITAL SMALL CAP VALUE FUND          6.7%
  (4)  STRONG ADVISOR SMALL CAP VALUE FUND, CLASS A           6.4%
  (5)  WASATCH SMALL CAP VALUE FUND                           6.1%
  (6)  WADDELL & REED SMALL CAP GROWTH FUND, CLASS Y          6.1%
  (7)  BUFFALO SMALL CAP FUND                                 5.8%
  (8)  KOPP EMERGING GROWTH FUND, CLASS A                     5.5%
  (9)  ROYCE OPPORTUNITY FUND, INVESTOR SHARES                5.1%
  (10) OLSTEIN FINANCIAL ALERT FUND, ADVISOR SHARES           4.9%
       ----------------------------------------------------------------
       TOTAL PERCENTAGE OF INVESTMENTS                       61.1%

STATISTICS as of 10/31/01

                                                          PEER GROUP
                                            PORTFOLIO     AVERAGE 2
            --------------------------------------------------------
            Number of Holdings                     32           271
            --------------------------------------------------------
            Median Market Cap ($ Mil)       $     964     $   1,882
            --------------------------------------------------------
            Price/Earnings (P/E) Ratio           27.1          21.8
            --------------------------------------------------------
            Price/Book (P/B) Ratio                4.0           2.9
            --------------------------------------------------------
            12-Month Yield                       5.86%         0.29%
            --------------------------------------------------------
            Portfolio Turnover Rate               172%          110%
            --------------------------------------------------------
            Three-Year Beta                      1.03          0.70
            --------------------------------------------------------

EXPENSE RATIO as of 10/31/01

[BAR CHART]

Portfolio                 Peer Group Average
 0.50% 3                       1.43% 2

PORTFOLIO WEIGHTINGS as of 10/31/01

This shows the composition by asset class of the fund's portfolio as of the report date.

[PIE CHART]

ASSET MIX
-------------------------------------------------

1   30.0% Small Cap Growth Funds
2   21.3% Small Cap Value Funds
3   18.9% Mid Cap Funds
4   17.1% Small Cap Blend Funds
5    7.1% Short Term Investments
6    5.6% Micro Cap Funds

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/01, there were 268 funds in the Morningstar Small-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

MARKETMANAGER SMALL CAP PORTFOLIO -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                      11/1/00-     11/1/99-     11/1/98-   11/1/97-    9/16/97 1-
                                                      10/31/01     10/31/00     10/31/99   10/31/98    10/31/97
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  12.27       11.04         8.51        9.93       10.00
                                                      -----------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.41        0.39         0.24        0.21        0.02
     Net realized and unrealized gains or losses        (2.68)       1.30         2.34       (1.36)      (0.09)
                                                      -----------------------------------------------------------
     Total income or loss from investment
       operations                                       (2.27)       1.69         2.58       (1.15)      (0.07)
Less distributions:
     Dividends from net investment income               (0.55)      (0.39)       (0.05)      (0.21)         --
     Dividends in excess of net investment income          --       (0.07)          --       (0.03)         --
     Distributions from net realized gains              (0.72)         --           --       (0.03)         --
                                                      -----------------------------------------------------------
     Total distributions                                (1.27)      (0.46)       (0.05)      (0.27)         --
                                                      -----------------------------------------------------------
Net asset value at end of period                         8.73       12.27        11.04        8.51        9.93
                                                      ===========================================================
Total return (%)                                       (19.99)      15.17        30.38      (11.84)      (0.70) 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------

Ratio of net operating expenses to
  average net assets 5                                   0.50        0.50 4       0.50        0.50        0.50 3
Expense reductions reflected in above ratio              0.41        0.41         0.51        0.69        0.75 3
Ratio of net investment income to
  average net assets                                     4.17        2.86         2.23        2.65        1.29 3
Portfolio turnover rate                                   172         128          145         166          10
Net assets, end of period ($ x 1,000,000)                 111         162          123         129         207

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

5 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

  The income received by the portfolio from underlying funds is reduced by those expenses.

        See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of October 31, 2001


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding
 +  New holding (since 10/31/00)
 o  Non-income producing security

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

     92.9%     OTHER INVESTMENT COMPANIES
                  Market Value: $103,567
                  Cost: $113,334

      7.1%     SHORT TERM INVESTMENTS
                  Market Value: $7,895
                  Cost: $7,895
------------------------------------
   100.00%   TOTAL INVESTMENTS
                  Market Value: $111,462
                  Cost: $121,229

OTHER INVESTMENT COMPANIES
92.9% of investments

                                                               MKT. VALUE
       Security and Number of Shares                           ($ x 1,000)
       SECTOR FUNDS  0.1%
       -------------------------------------------------------------------
       Franklin Biotechnology Discovery
       Fund, Class A    2,510                                         135

       SMALL-CAP / MID-CAP FUNDS  92.8%
       -------------------------------------------------------------------
  +(3) ABN AMRO/Chicago Capital
       Small Cap Value Fund    667,861                              7,420
    +  ABN AMRO/Veredus Aggressive
       Growth Fund    261,984                                       4,598
       AIM Mid Cap Equity Fund,
       Class A    207,958                                           4,615
    +  Bjurman Micro Cap
       Growth Fund, Class D    70,325                               3,153
    +  Bridgeway Aggressive
       Growth Fund    125,666                                       4,296
    +  Bridgeway Micro-Cap
       Limited Fund    124,944                                      1,136
  +(7) Buffalo Small Cap Fund    381,581                            6,414
    +  First American
       Micro Cap Fund    88,654                                     1,702
       Forward Hoover Small Cap
       Equity Fund    102,062                                       1,306
    +  ICM Isabelle Small Cap
       Value Fund    239,555                                        2,489
       John Hancock Small Cap
       Value Fund, Class A    81,257                                1,348
   (8) Kopp Emerging Growth
       Fund, Class A    643,725                                     6,167
       Longleaf Partners
       Small Cap Fund    15,592                                       345
 +(10) Olstein Financial Alert Fund,
       Advisor Shares    384,202                                    5,506
       Pin Oak Aggressive
       Stock Fund    113,527                                        2,453
    +  RS Diversified Growth Fund,
       Class A    153,085                                           2,855
  +(9) Royce Opportunity Fund,
       Investor Shares    718,797                                   5,650
 o+(4) Strong Advisor Small Cap
       Value Fund, Class A    388,804                               7,103
  +(1) TCW Galileo Value
       Opportunity Fund, Class I    529,265                         8,436
       Turner Micro Cap Growth Fund    3,331                          114
       Turner Small Cap Growth Fund    6,340                          110
       VAN Wagoner Emerging
       Growth Fund    11,694                                          101
       VAN Wagoner Micro Cap Fund    8,089                             92
  +(6) Waddell & Reed Small Cap
       Growth Fund, Class Y    666,505                              6,798
  +(2) Wasatch Core Growth Fund    271,705                          7,730
  +(5) Wasatch Small Cap
       Value Fund    1,935,493                                      6,832
    +  Wasatch Ultra Growth Fund    100,691                         2,062
    +  Westport Small Cap Fund,
       Institutional Class    149,892                               2,601
                                                               ----------
                                                                  103,432

        See the Financial Notes, which are integral to this information.

MARKETMANAGER SMALL CAP PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of October 31, 2001

SHORT TERM INVESTMENTS
7.1% of investments

       SECURITY                                FACE VALUE      MKT. VALUE
           RATE, MATURITY DATE                 ($ x 1,000)     ($ x 1,000)
       HSBC Bank USA, Grand
       Cayman Time Deposit,
         2.050%, 11/1/01                       1,059                1,059

       SECURITY AND NUMBER OF SHARES

     + Rydex U.S. Government
       Money Market Fund    3,835,857                               3,836

       SECURITY                                FACE VALUE
           RATE, MATURITY DATE                 ($ x 1,000)
       Wells Fargo Bank, Nassau
       Time Deposit,
         2.050%, 11/1/01                       3,000                3,000
                                                               ----------
                                                                    7,895

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

        See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2001. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value                                        $111,462 a
Receivables:
    Fund shares sold                                                       3
Prepaid expenses                                                   +      16
                                                                   ---------
TOTAL ASSETS                                                         111,481

LIABILITIES
------------------------------------------------------------------------------

Payables:
    Fund shares redeemed                                                  84
    Investment adviser and administrator fees                              5
Accrued expenses                                                   +      43
                                                                   ---------
TOTAL LIABILITIES                                                        132

NET ASSETS
------------------------------------------------------------------------------

TOTAL ASSETS                                                         111,481
TOTAL LIABILITIES                                                  -     132
                                                                   ---------
NET ASSETS                                                          $111,349


NET ASSETS BY SOURCE

Capital received from investors                                      137,603
Net investment loss                                                     (193)
Net realized capital losses                                          (16,294)
Net unrealized capital losses                                         (9,767)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS     /    OUTSTANDING     =     NAV
$111,349            12,759                $8.73

a The fund paid $121,229 for these securities. Not counting short-term obligations and government securities, the fund paid $221,031 for securities during the report period, and received $231,875 from securities it sold or that matured.

FEDERAL TAX DATA
---------------------------------------------------
COST BASIS OF PORTFOLIO                   $121,264
NET UNREALIZED GAINS AND LOSSES:
Gains                                       $1,802
Losses                                   + (11,604)
                                         ----------
                                           ($9,802)
RECLASSIFICATIONS:
Net capital losses                            $225
Reclassified as:
   Net investment loss                       ($225)

        See the Financial Notes, which are integral to this information.

MARKETMANAGER SMALL CAP PORTFOLIO -- FINANCIALS

Statement of
OPERATIONS
For November 1, 2000 through October 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $  6,115
Interest                                                         +      146
                                                                 -----------
TOTAL INVESTMENT INCOME                                               6,261

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------

Net realized losses on investments sold                             (17,252)
Net realized gains received from underlying funds                +    3,957
                                                                 -----------
NET REALIZED LOSSES                                                 (13,295)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                (22,614)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                               724  a
Transfer agent and shareholder service fees                             335  b
Trustees' fees                                                            7  c
Custodian fees                                                           31
Portfolio accounting fees                                                18
Professional fees                                                        34
Registration fees                                                        19
Shareholder reports                                                      45
Other expenses                                                   +        5
                                                                 -----------
Total expenses                                                        1,218
Expense reduction                                                -      548  d
                                                                 -----------
NET EXPENSES                                                            670

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               6,261
NET EXPENSES                                                     -      670
                                                                 -----------
NET INVESTMENT INCOME                                                 5,591
NET REALIZED LOSSES                                                 (13,295) e
NET UNREALIZED LOSSES                                            +  (22,614) e
                                                                 -----------
DECREASE IN NET ASSETS FROM OPERATIONS                             $(30,318)

a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab has agreed to waive its transfer agent and shareholder services fees through at least December 31, 2001.

c     For the fund's independent trustees only.

d Includes $213 from the investment adviser (CSIM) and $335 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e     These add up to a net loss on investments of $35,909.

        See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-----------------------------------------------------------------------------------------------
                                                    11/1/00-10/31/01         11/1/99-10/31/00
Net investment income                                       $  5,591                  $ 4,600
Net realized gains or losses                                 (13,295)                  11,822
Net unrealized gains or losses                     +         (22,614)                     124
                                              -------------------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                              (30,318)                  16,546

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------------------------

Dividends from net investment income                           7,154                    4,600
Dividends in excess of net investment
    income                                                        --                      550
Distributions from net realized gains              +           9,290                       --
                                              -------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID                      $ 16,444                  $ 5,150

TRANSACTIONS IN FUND SHARES
-----------------------------------------------------------------------------------------------
                                         11/1/00-10/31/01                11/1/99-10/31/00
                                      QUANTITY         VALUE          QUANTITY         VALUE
Shares sold                             1,093         $10,985          5,280          $68,745
Shares reinvested                       1,520          15,538            387            4,884
Shares redeemed                 +      (3,029)        (30,012)        (3,636)         (46,423)
                                ---------------------------------------------------------------
NET INCREASE                             (416)        ($3,489)         2,031          $27,206

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------------------
                                        11/1/00-10/31/01                11/1/99-10/31/00
                                      SHARES       NET ASSETS        SHARES        NET ASSETS
Beginning of period                   13,175        $161,600         11,144         $122,998 a
Total increase                     +    (416)        (50,251)         2,031           38,602
                             -----------------------------------------------------------------
END OF PERIOD                         12,759        $111,349         13,175         $161,600

a Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes from transactions in fund shares, minus distributions paid.

b Includes net investment loss in the amount of $193 at the end of the current period and net investment income not yet distributed in the amount of $1,595 at the end of the prior period.

        See the Financial Notes, which are integral to this information.

SCHWAB
INTERNATIONAL PORTFOLIO

[Photo of Jeffrey Mortimer]
         "Internationally, just as in the U.S., value stocks generally outperformed growth stocks during the report period."

    Portfolio Manager
    Jeffrey Mortimer

JEFFREY MORTIMER, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

  TICKER SYMBOL    SWOIX

--------------------------------------------------------------------------------
This portfolio offers access to many foreign markets that can be difficult for individual investors to reach.
--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

MANAGER'S PERSPECTIVE

THE SLOWING U.S. ECONOMY TOOK ITS TOLL ON INTERNATIONAL MARKETS DURING THE REPORT PERIOD. Hurt by the weakening U.S. economy, European markets continued to lose ground. In Japan, ongoing struggles with governmental, economic and banking reforms brought the Japanese equity market to levels not seen since 1985.

THE PORTFOLIO TOOK A DEFENSIVE STANCE DURING MOST OF THE PERIOD, OVERWEIGHTING VALUE INVESTMENTS AND UNDERWEIGHTING GROWTH. Toward the end of the period, however, we did shift some assets into international growth funds, seeking to capitalize on the fact that prices there had fallen to the point where these investments appeared attractive. Regionally, the portfolio did not change significantly, as it remained overweighted in Europe relative to the MSCI-EAFE Index. We continued to de-emphasize Japan, waiting for more concrete signs of recovery.

OUR TOP PERFORMING FUNDS WERE THOSE THAT FOCUSED ON VALUE AND FIXED INCOME. These included Oakmark International, Tweedy Browne Global Value fund, Longleaf International and GMO Emerging Country Debt III. Funds added to the portfolio this reporting period include Delaware Pooled Trust Emerging Markets and GMO Emerging Markets. 1 Both funds were added because of their strong, proven management expertise and to increase portfolio diversification.

1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

INTERNATIONAL PORTFOLIO

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/01

This chart compares performance of the portfolio with the MSCI-EAFE(R) Index and the Morningstar Foreign Fund category.

[Bar Chart]

Average Annual Total Returns
                                       Total Return
1 Year
Portfolio 1                            -22.41
MSCI-EAFE Index                        -24.93
International Peer Group Average 2     -27.03

5 Year
Portfolio 1                              8.55%
MSCI-EAFE Index                          0.57%
International Peer Group Average 2      22.18%

Since Inception: 11/18/96
Portfolio 1                              8.28%
MSCI-EAFE Index                          0.24%
International Peer Group Average 2          -

PERFORMANCE OF A $10,000 INVESTMENT

[Line Graph]

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the MSCI-EAFE Index.

                                   PORTFOLIO
                                              MSCI EAFE Index
                     10/16/96        10000         10000
                     10/31/96         9910          9836
                     11/30/96        10220         10228
                     12/31/96        10313         10096
                      1/31/97        10426          9742
                      2/28/97        10599          9902
                      3/31/97        10558          9938
                      4/30/97        10609          9991
                      5/31/97        11209         10641
                      6/30/97        11697         11227
                      7/31/97        11962         11409
                      8/31/97        11199         10557
                      9/30/97        11830         11148
                     10/31/97        11046         10291
                     11/30/97        10894         10186
                     12/31/97        11016         10274
                      1/31/98        11146         10744
                      2/28/98        11925         11434
                      3/31/98        12670         11786
                      4/30/98        12952         11879
                      5/31/98        13265         11821
                      6/30/98        13157         11911
                      7/31/98        13525         12031
                      8/31/98        11654         10540
                      9/30/98        11006         10217
                     10/31/98        11438         11281
                     11/30/98        12011         11859
                     12/31/98        12481         12327
                      1/31/99        12820         12290
                      2/28/99        12415         11998
                      3/31/99        12853         12498
                      4/30/99        13815         13004
                      5/31/99        13170         12335
                      6/30/99        14428         12816
                      7/31/99        14985         13196
                      8/31/99        15248         13245
                      9/30/99        15401         13379
                     10/31/99        16232         13881
                     11/30/99        18683         14362
                     12/31/99        21819         15652
                      1/31/00        21236         14658
                      2/29/00        24410         15052
                      3/31/00        23356         15636
                      4/30/00        21149         14814
                      5/31/00        20120         14452
                      6/30/00        21100         15018
                      7/31/00        20554         14388
                      8/31/00        21249         14513
                      9/30/00        20120         13806
                     10/31/00        19253         13481
                     11/30/00        18050         12975
                     12/31/00        18672         13436
                      1/31/01        18893         13440
                      2/28/01        17883         12434
                      3/31/01        16680         11590
                      4/30/01        17538         12386
                      5/31/01        17496         11928
                      6/30/01        17178         11438
                      7/31/01        16639         11240
                      8/31/01        16182         10979
                      9/30/01        14495          9867
                     10/31/01        14937         10120

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. All performance figures do not indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 10/31/01, the total number of funds in the Foreign Stock Fund category for the one- and five-year periods was 774 and 367, respectively.

PORTFOLIO FACTS

TOP TEN HOLDINGS 1 as of 10/31/01

 (1)  ARTISAN INTERNATIONAL FUND                         25.9%
 (2)  JANUS WORLDWIDE FUND                               22.5%
 (3)  TWEEDY BROWNE GLOBAL VALUE FUND                    10.0%
 (4)  AMERICAN CENTURY INTERNATIONAL DISCOVERY
      FUND, INSTITUTIONAL CLASS                           9.5%
 (5)  OAKMARK INTERNATIONAL FUND                          8.3%
 (6)  LONGLEAF PARTNERS INTERNATIONAL FUND                3.7%
 (7)  GMO EMERGING COUNTRY DEBT FUND                      3.5%
 (8)  DEUTSCHE INTERNATIONAL SELECT EQUITY FUND,
      INSTITUTIONAL CLASS                                 2.8%
 (9)  MASTERS SELECT INTERNATIONAL FUND                   2.5%
 (10) HSBC BANK USA,
      GRAND CAYMAN TIME DEPOSIT                           2.3%
      WELLS FARGO BANK, NASSAU TIME DEPOSIT               2.3%
-------------------------------------------------------------
      TOTAL PERCENTAGE OF INVESTMENTS                    93.3%


STATISTICS as of 10/31/01

                                                  PEER GROUP
                            PORTFOLIO               AVERAGE 2
-------------------------------------------------------------
Number of Holdings                19                   151
Median Market Cap ($ Mil)    $15,048               $17,272
Price/Earnings (P/E) Ratio      21.3                  23.9
Price/Book (P/B) Ratio           3.3                   3.7
12-Month Yield                  6.61%                 0.79%
Portfolio Turnover Rate           51%                  100%
Three-Year Beta                 0.79                  0.78

 EXPENSE RATIO as of 10/31/01

[Bar Chart]

     Portfolio      Peer Group Average
      0.50 3             1.65% 2

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/01, there were 882 funds in the
  Morningstar Foreign Fund category.

PORTFOLIO WEIGHTINGS as of 10/31/01

This shows the composition by asset class of the fund's portfolio as of the report date.

ASSET MIX
--------------------------------------------------------------------------------

[Pie Chart]

1   93.7%   International Diversified Mutual Funds
2    4.9%   Short Term Investments
3    1.4%   Asian Regional Mutual Funds



REGIONAL DIVERSIFICATION 4
--------------------------------------------------------------------------------

[Pie Chart]

1   Developed Europe     48.4%
2   Developed Pacific    13.8%
3   Emerging Markets     11.0%
4   United States         9.4%
5   Canada                2.8%
6   Others               14.6%

TOP FIVE COUNTRIES
--------------------------------------------------------------------------------

[Pie Chart]

1   United Kingdom       12.3%
2   United States         9.4%
3   Japan                 8.4%
4   Netherlands           7.1%
5   Switzerland           5.2%
6   Others               57.6%

3 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses). The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Developed Europe includes the following countries: Austria, Belgium, Denmark,
  Finland, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Developed Pacific includes the following countries: Australia, China/Hong Kong, Indonesia, Japan, Malaysia, New Zealand, Singapore, and Thailand.

MARKETMANAGER INTERNATIONAL PORTFOLIO -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS


                                                         11/1/00 -        11/1/99 -      11/1/98 -      11/1/97 -      11/1/96 -
                                                        10/31/01         10/31/00       10/31/99       10/31/98       10/31/97
----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset valueat beginning of period                   15.53           14.84           10.58           10.86          9.91
                                                         -------------------------------------------------------------------
 Income or loss from investment operations:

   Net investment income                                  0.73            0.53            0.11            0.34          0.17
   Net realized and unrealized gains or losses           (3.90)           2.49            4.28            0.02          0.95
                                                        --------------------------------------------------------------------
   Total income or loss from investment operations       (3.17)           3.02            4.39            0.36          1.12
Less distributions:
   Dividends from net investment income                  (0.74)          (0.49)          (0.11)          (0.33)        (0.17)
   Dividends in excess of net investment income          (0.03)            --            (0.02)          (0.01)           --
   Distributions from net realized gains                 (0.79)          (1.84)             --           (0.30)           --
                                                        --------------------------------------------------------------------
Total distributions                                      (1.56)          (2.33)          (0.13)          (0.64)        (0.17)
                                                        --------------------------------------------------------------------
 Net asset value at end of period                        10.80           15.53           14.84           10.58         10.86
                                                        ====================================================================
 Total return (%)                                       (22.41)          18.61           41.92            3.55         11.47

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to
  average net assets 2                                     0.50           0.501           0.50            0.50          0.50
 Expense reductions reflected in above ratio               0.38           0.39            0.47            0.70          0.80

 Ratio of net investment income to
  average net assets                                       5.13           1.94            0.94            2.96          1.40
 Portfolio turnover rate                                     51             80             249             236           179
 Net assets, end of period ($ x 1,000,000)                  215            278             104              74            81


1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

See the Financial Notes, which are integral to this information.

MARKETMANAGER INTERNATIONAL PORTFOLIO -- FINANCIALS

PORTFOLIO HOLDINGS
As of October 31, 2001


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)   Top ten holding

 +    New holding (since 10/31/00)

 o    Non-income producing security

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[Pie Chart]

     95.1%      OTHER INVESTMENT COMPANIES
                Market Value: $204,822
                Cost: $256,852

      4.9%      SHORT TERM INVESTMENTS
                Market Value: $10,516
                Cost: $10,516
    --------------------------------------
    100.0%      TOTAL INVESTMENTS
                Market Value: $215,338
                Cost: $267,368


    OTHER INVESTMENT COMPANIES
    95.1% of investments

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    ASIAN FUNDS  1.4%
    --------------------------------------------------------------------------
  o  Liberty Newport Tiger
     Fund, Class A         197,407                                     1,585
     Scudder Japan Fund    200,525                                     1,426
                                                                       -----
                                                                       3,011

      INTERNATIONAL STOCK FUNDS  93.7%
 (4)   American Century International
       Discovery Fund,
       Institutional Class    2,131,054                               20,522
 (1)   Artisan International Fund    3,215,209                        55,752
  +    Delaware Pooled Trust Emerging
       Markets Portfolio    140,845                                      910

 (8)   Deutsche International
       Select Equity Fund,
       Institutional Class    418,212                                  6,043
       First Eagle SoGen
       Overseas Fund    53,535                                           600
+(7)   GMO Emerging Country
       Debt Fund    831,954                                            7,521
  +    GMO Emerging
       Markets Fund    444,444                                         3,391
       Janus Overseas Fund    233,488                                  4,303
 (2)   Janus Worldwide Fund    1,204,043                              48,366
 (6)   Longleaf Partners
       International Fund    594,769                                   7,922
 (9)   Masters Select
       International Fund    468,476                                   5,444
 (5)   Oakmark International
       Fund    1,372,626                                              17,872
       Thornburg Global
       Value Fund, Class A    123,683                                  1,573
 (3)   Tweedy Browne Global
       Value Fund    1,195,566                                        21,592
                                                                     -------
                                                                     201,811


     SHORT TERM INVESTMENTS
     4.9% of investments

     SECURITY                                     FACE VALUE          MKT. VALUE
       RATE, MATURITY DATE                        ($ x 1,000)         ($ x 1,000)
     Chase Manhattan Bank NY,
     Time Deposit
      2.050%, 11/1/01                                 516                  516
(10) HSBC Bank USA, Grand
     Cayman Time Deposit

      2.050%, 11/1/01                               5,000                5,000
(10) Wells Fargo Bank, Nassau
     Time Deposit

     2.050%, 11/1/01                                5,000                5,000
                                                                         -----
                                                                        10,516


    END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.



See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2001. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------
Investments, at market value                            $215,338 a
Receivables:
  Fund shares sold                                            68
Prepaid expenses                                     +        14
                                                     -----------
TOTAL ASSETS                                             215,420
LIABILITIES
----------------------------------------------------------------
Payables:
  Fund shares redeemed                                       167
  Investment adviser and administrator fees                   16
Accrued expenses                                     +        58
                                                     -----------
TOTAL LIABILITIES                                            241
NET ASSETS
TOTAL ASSETS                                             215,420
TOTAL LIABILITIES                                    -       241
                                                     -----------
NET ASSETS                                              $215,179
----------------------------------------------------------------
Net Assets by source
Capital received from investors                          296,065
Distributions in excess of net investment income            (497)
Net realized capital losses                              (28,359)
Net unrealized capital losses                            (52,030)


Net Asset Value (NAV)

                 SHARES
NET ASSETS  /    OUTSTANDING  =     NAV
$215,179         19,927             $10.80


FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                                 $268,480
NET UNREALIZED GAINS AND LOSSES:

Gains                                                                     $1,974
Losses                                                                +  (55,116)
                                                                      ----------
                                                                        $(53,142)

a The fund paid $267,368 for these securities. Not counting short-term obligations and government securities, the fund paid $152,210 for securities during the report period, and received $122,815 from securities it sold or that matured.

See the Financial Notes, which are integral to this information.

MARKETMANAGER INTERNATIONAL PORTFOLIO -- FINANCIALS


Statement of
OPERATIONS
For November 1, 2000 through October 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------
Dividends                                                       $13,754
Interest                                                      +     385
                                                              ---------
TOTAL INVESTMENT INCOME                                          14,139

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------
Net realized losses on investments sold                         (44,380)
Net realized gains received from underlying funds             +  16,314
                                                              ---------
NET REALIZED LOSSES                                             (28,066)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------
Net unrealized losses on investments                             (48,873)
EXPENSES
------------------------------------------------------------------------
Investment adviser and administrator fees                          1,356  a
Transfer agent and shareholder service fees                          628  b
Trustees' fees                                                         8  c
Custodian fees                                                        24
Portfolio accounting fees                                             34
Professional fees                                                     34
Registration fees                                                     59
Shareholder reports                                                   58
Other expenses                                                 +       7
                                                               ---------
Total expenses                                                     2,208
Expense reduction                                              -     952  d
                                                               ---------
NET EXPENSES                                                       1,256

DECREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           14,139
NET EXPENSES                                                   -   1,256
                                                               ---------
NET INVESTMENT INCOME                                             12,883
NET REALIZED LOSSES                                              (28,066)  e
NET UNREALIZED LOSSES                                          + (48,873)  e
                                                               ---------
DECREASE IN NET ASSETS FROM OPERATIONS                          ($64,056)


a Calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. Schwab has agreed to waive its transfer agent and shareholder services fees through at least December 31, 2001.

c        For the fund's independent trustees only.

d Includes $324 from the investment adviser (CSIM) and $628 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.

e        These add up to a net loss on investments of $76,939.

See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.


OPERATIONS
--------------------------------------------------------------------------------------

                                           11/1/00 - 10/31/01      11/1/99 - 10/31/00
Net investment income                            $12,883                $ 4,361
Net realized gains or losses                     (28,066)                13,885
Net unrealized losses                          + (48,873)               (20,879)
                                               --------------------------------
DECREASE IN NET ASSETS
FROM OPERATIONS                                  (64,056)                (2,633)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------------
Dividends from net investment income              13,239                  3,862
Dividends in excess of net
  investment income                                  497                     --
Distributions from net realized gains          +  14,079                 14,371
                                               --------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID           $27,815                $18,233


TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------------
                          11/1/00 - 10/31/01             11/1/99 - 10/31/00
                         QUANTITY       VALUE           QUANTITY     VALUE
Shares sold                4,969       $64,766           15,325    $271,197
Shares reinvested          1,978        26,528              995      17,401
Shares redeemed         + (4,922)      (62,175)          (5,415)    (93,605) a
                        ---------------------------------------------------
NET INCREASE               2,025       $29,119           10,905    $194,993

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------------
                           11/1/00 - 10/31/01            11/1/99 - 10/31/00
                         SHARES         NET ASSETS      SHARES      NET ASSETS
Beginning of period      17,902        $277,931         6,997       $103,804
Total increase         +  2,025         (62,752)       10,905        174,127 b
                       -----------------------------------------------------

END OF PERIOD            19,927        $215,179        17,902       $277,931 c


a Dollar amounts are net of proceeds received form early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD           $114
PRIOR PERIOD             $156

b Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes from transactions in fund shares, minus distributions paid.

c Includes distributions in excess of net investment income in the amount of $497 at the end of the current period and net investment income not yet distributed in the amount of $356 at the end of the prior period.

See the Financial Notes, which are integral to this information.

FINANCIAL NOTES





FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.


THE TRUST AND ITS FUNDS
--------------------------------------------------------------------------------
This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST
Organized May 7, 1993

 Schwab S&P 500 Fund
 Schwab Small-Cap Index Fund(R)
 Schwab Total Stock Market Index Fund(R)
 Schwab International Index Fund(R)
 Schwab Analytics Fund(R)
 Schwab MarketTrack All Equity Portfolio
 Schwab MarketTrack Growth Portfolio
 Schwab MarketTrack Balanced Portfolio
 Schwab MarketTrack Conservative Portfolio
 Schwab MarketManager Growth Portfolio
 Schwab MarketManager Balanced Portfolio
 Schwab MarketManager Small Cap Portfolio
 Schwab MarketManager International Portfolio
 Communications Focus Fund
 Financial Services Focus Fund
 Health Care Focus Fund
 Technology Focus Fund
 Institutional Select S&P 500 Fund
 Institutional Select Large-Cap Value Index Fund
 Institutional Select Small-Cap Value Index Fund

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY BORROW MONEY FROM BANKS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

THE FUNDS INTEND TO CONTINUE TO MEET THE FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

FINANCIAL NOTES

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

         SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

         SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE, INCLUDING LIMITED PARTNERSHIPS: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

         UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940 for a given day.

         SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

A REVISED AICPA AUDIT AND ACCOUNTING GUIDE, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning after December 15, 2000. Each fund expects that the adoption of these principles will not be material to its financial statements.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Growth Portfolio
Schwab Balanced Portfolio
Schwab Small Cap Portfolio
Schwab International Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio and Schwab MarketManager International Portfolio (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "Funds") at October 31, 2001, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 10, 2001

HOW TO READ THIS REPORT

This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.

[GRAPHIC SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]
                                                 Table is for illustration only.

The financial highlights summarize a fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of a fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in a fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

[GRAPHIC SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]
                                                 Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

The turnover rate tells you how actively a fund has traded securities. A rate of 100% would be the equivalent of replacing every security in the portfolio over the period of a year.

Consistently high turnover can result in taxable distributions, which can lower after-tax performance -- although this is not a concern if your investment is held in an IRA, 401(k) or other tax-deferred account.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS PAGE]
                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the report period.

Symbols that may appear in the Portfolio Holdings:

(1) Top ten holding -- shows a fund's ten largest positions, as measured by market value.

 +    New holding -- a security the fund added during the report period.

 o Non-income producing security -- this includes several categories of securities: those that never pay dividends (such as many growth stocks); those that sometimes pay dividends, but have not done so in the past 12 months; and those that typically do pay dividends, but have missed a recent dividend payment.

 # Global Depositary Receipt (GDR) -- a security issued in one country that represents a stock issued in another country.

 * American Depositary Receipt (ADR) -- a type of GDR that is traded in the United States and priced in U.S. dollars.

 = Collateral for open futures contracts -- indicates a security the fund has set aside in a separate account to cover possible losses that may result from a futures contract. The fund is not permitted to sell a security while it is pledged as collateral.

 / Issuer is related to the fund's adviser -- indicates a security issued by the company that manages the fund, or related parties of that company. Substantial ownership of such securities could represent conflict of interest, which is why this disclosure is required.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also what a fund paid for those securities.

[GRAPHIC SAMPLE OF SECURITY AND NUMBER OF SHARES TABLE]
                                                 Table is for illustration only.


For all bonds, the report shows the security name, the rate the security pays and the maturity date. The maturity date is the date when the bond is retired and the issuer returns the money borrowed ("principal" or "face value") to the bondholder.

During its lifetime, a bond may trade at a premium or a discount to its par value, depending on interest rate trends and other factors. When a bond begins to approach maturity, its market value typically moves closer to its face value.

In some cases, securities are organized into sub-groups (in this example, stock holdings are organized by industry). For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

Most equity funds keep a small percentage of assets in high quality, liquid investments, in order to manage their cash flow needs.

In this example, the investment shown is one that seeks to maintain a stable $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENT OF ASSETS AND LIABILITIES TABLE]
                                                 Table is for illustration only.


The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the report period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the report period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The collateral is simultaneously counted as an asset (because the fund held it as of the report date) and as a liability (because it is owned by the institutions that provided it as collateral).


[GRAPHIC OF SAMPLE OF FEDERAL TAX DATA TABLE]
                                                 Table is for illustration only.

Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS and disclose certain tax information to shareholders. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

[GRAPHIC OF SAMPLE OF STATEMENT OF OPERATIONS TABLE]
                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the report period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the report period.

These represent the change in unrealized gains or losses over the report period.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information. In funds with more than one share class, these figures are reported by class.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the report period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENTS OF CHANGES IN NET ASSETS]
                                                 Table is for illustration only.


These are the figures for the current report period.

These are the figures for the previous report period.

For mutual funds, the number of "shares outstanding" is the number of shares in existence.

The Statements of Changes in Net Assets compare a fund's performance during the current report period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds(R).

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET(1)
www.schwab.com

SCHWAB BY PHONE(TM)

Automated voice service or speak to a representative. Call 800-435-4000 day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 800-272-4922.

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

THE SCHWABFUNDS(R) FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketManager Portfolios(R)
   Small Cap Portfolio
   International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio
Schwab MarketManager Portfolios
   Growth Portfolio
   Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.(2) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

(1)  Shares of Sweep Investments(R) may not be purchased over the Internet.

(2) Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

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INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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